              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON DECEMBER 13, 2004

                                                    REGISTRATION NO. 333-

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

       [ ] Pre-Effective Amendment No.   [ ] Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                              MUNDER SERIES TRUST
               (Exact name of Registrant as Specified in Charter)

                 480 PIERCE STREET, BIRMINGHAM, MICHIGAN 48009
              (Address of Principal Executive Offices) (Zip code)

                 REGISTRANT'S TELEPHONE NUMBER: (248) 647-9200

                             STEPHEN J. SHENKENBERG
                           MUNDER CAPITAL MANAGEMENT
                               480 Pierce Street
                              Birmingham, MI 48009
                    (Name and Address of Agent for Service)

                                    Copy to:

                               JANE KANTER, ESQ.
                                  DECHERT LLP
                               1775 I Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on January 12, 2005 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                              MUNDER SERIES TRUST
                             Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

Form N-14                                   Prospectus/Proxy
Item No.                                    Statement Caption
---------                                   -----------------
Part A
Item 1.    Beginning of Registration  Cover Page
           Statement and Outside
           Front Cover Page of
           Prospectus
Item 2.    Beginning and Outside      Cover Page
           Back Cover Page of
           Prospectus
Item 3.    Fee Table, Synopsis        Summary
           Information and Risk
           Factors
Item 4.    Information About the      Letter to Shareholders;
           Transaction                Common Questions and Answers
                                      About the Proposed
                                      Reorganization; Summary;
                                      Reasons for the
                                      Reorganization; Information
                                      About the Reorganization
Item 5.    Information About the      Letter to Shareholders;
           Registrant                 Common Questions and Answers
                                      About the Proposed
                                      Reorganization; Summary;
                                      Comparison of Investment
                                      Objectives and Policies;
                                      Information About Management
                                      of the Small Company Fund and
                                      the Micro-Cap Fund;
                                      Additional Information About
                                      the Small Company Fund and
                                      the Micro-Cap Fund.

Form N-14                                   Prospectus/Proxy
Item No.                                    Statement Caption
---------                                   -----------------
Item 6.    Information About the      Summary; Comparison of
           Fund Being Acquired        Investment Objectives and
                                      Policies; Information about
                                      Management of the Small
                                      Company Fund and the
                                      Micro-Cap Fund; Additional
                                      Information About the Small
                                      Company Fund and the Micro-
                                      Cap Fund.
Item 7.    Voting Information         Voting Information
Item 8.    Interest of Certain        Management's Discussion of
           Persons and Experts        Fund Performance and
                                      Financial Highlights; Share
                                      Information
Item 9.    Additional Information     Not applicable
           Required for Reoffering
           by Persons Deemed to be
           Underwriters

Part B
Item 10.   Cover Page                 Cover Page
Item 11.   Table of Contents          Not Applicable
Item 12.   Additional Information     Statement of Additional
           About the Registrant       Information of The Munder
                                      Funds dated October 31,
                                      2004(1)
Item 13.   Additional Information     Not Applicable
           About the Company Being
           Acquired
Item 14.   Financial Statements       Annual Report of Micro-Cap
                                      Equity Fund (Class A, B, C,
                                      K, R and Y shares) for fiscal
                                      year ended June 30, 2004(2)
                                      Annual Report of Small
                                      Company Growth Fund (Class A,
                                      B, C, K, R and Y shares) for
                                      fiscal year ended June 30,
                                      2004(3)

Form N-14                                   Prospectus/Proxy
Item No.                                    Statement Caption
---------                                   -----------------
Part C
Item 15.   Indemnification
Item 16.   Exhibits
Item 17.   Undertakings

------------------------------------
(1) Incorporated herein by reference to the Registration Statement of the Registrant on Form N-1A filed October 28, 2004 (File No. 333-102943).

(2) Incorporated herein by reference to the Annual Report of the Micro-Cap Equity Fund (Class A, B, C, K, R and Y shares) on Form N-CSR filed September 3, 2004 (File No. 811-21294).

(3) Incorporated herein by reference to the Annual Report of the Small Company Growth Fund (Class A, B, C, K and Y shares) on Form N-CSR filed September 3, 2004 (File No. 811-21294).

                              MUNDER SERIES TRUST

                        MUNDER SMALL COMPANY GROWTH FUND

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
                                (800)

          SPECIAL MEETING OF SHAREHOLDERS TO BE HELD FEBRUARY 24, 2005

Dear Shareholder:

     Please take note that a SPECIAL MEETING OF SHAREHOLDERS OF THE MUNDER SMALL COMPANY GROWTH FUND, a separate series of MUNDER SERIES TRUST ("Trust"), will be held on Thursday, February 24, 2005, at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, at 10:00 a.m., Eastern time ("Meeting").

     At the Meeting, shareholders of the Munder Small Company Growth Fund ("Small Company Fund") will be asked to consider a proposal that the Small Company Fund be reorganized with and into the Munder Micro-Cap Equity Fund ("Micro-Cap Fund"), a separate series of the Trust, to seek potential economies of scale and to eliminate certain costs of running the Funds separately. If shareholders of the Small Company Fund approve the Agreement and Plan of Reorganization ("Reorganization Agreement") described in the accompanying materials, all of the assets of the Small Company Fund will be transferred to the Micro-Cap Fund in exchange for shares of the Micro-Cap Fund having an aggregate value equal to the net asset value of Small Company Fund and the assumption by the Micro-Cap Fund of all of the liabilities of the Small Company Fund ("Reorganization"). The Small Company Fund will then distribute to its shareholders the portion of the shares of the Micro-Cap Fund to which each such shareholder is entitled in complete liquidation of the Small Company Fund. The proposed Reorganization is intended to be a tax-free reorganization. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed Reorganization. Management strongly invites your participation by asking you to review these materials and complete and return the proxy card enclosed with these materials as soon as possible.

     The Board believes that shareholders of the Small Company Fund will benefit from the proposed Reorganization. The proposed Reorganization will enable shareholders of the Small Company Fund to experience higher asset levels in the combined Micro-Cap Fund, which will result in the fixed and relatively fixed costs associated with operating the Small Company

Fund being spread over a larger asset base, thereby increasing the potential for reducing the per share fund expenses currently paid by shareholders of the Small Company Fund. In addition, it is anticipated that the current shareholders of the Micro-Cap Fund will benefit from the Reorganization because the additional assets from the Small Company Fund that will be aggregated with those of the Micro-Cap Fund will help the Micro-Cap Fund achieve certain additional economies of scale. Detailed information about the proposed Reorganization and the reasons for it are contained in the enclosed materials.

     THE BOARD STRONGLY URGES YOU TO VOTE FOR APPROVAL OF THE PROPOSED REORGANIZATION AGREEMENT.

     If the Reorganization is approved, the Small Company Fund will be combined with Micro-Cap Fund and, if you are a shareholder of the Small Company Fund at the time of the closing of the Reorganization, you will (1) become a shareholder of the Micro-Cap Fund and (2) receive shares of the Micro-Cap Fund having an aggregate net asset value equal to the aggregate net asset value of your investment in the Small Company Fund prior to the Reorganization. No sales charges will be imposed as a result of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

     The goal of the Small Company Fund is to provide long-term capital appreciation. The goal of the Micro-Cap Fund is to provide capital appreciation. The Small Company Fund and the Micro-Cap Fund have a common investment advisor (Munder Capital Management), a common administrator (Munder Capital Management) and a common distributor (Funds Distributor, Inc.).

     Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN THE CLOSE OF BUSINESS ON FEBRUARY 23, 2005.

     Whether or not you plan to attend the Meeting in person, please vote your shares. In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:             To vote by Internet:
------------------------------------------------------------------
(1)  Read the Proxy Statement     (1)   Read the Proxy Statement
     and have the enclosed              and have the enclosed
     Proxy card at hand.                Proxy card at hand.
(2)  Call the 1-800 number that   (2)   Go to the website,
     appears on the enclosed            [        ].
     Proxy card.
(3)  Enter the control number     (3)   Enter the control number
     set forth on the Proxy             set forth on the Proxy
     card and follow the simple         card and follow the simple
     instructions.                      instructions.
------------------------------------------------------------------

     We encourage you to vote by telephone or via the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

     NOTE: YOU MAY RECEIVE MORE THAN ONE PROXY PACKAGE IF YOU HOLD SHARES IN MORE THAN ONE ACCOUNT. YOU MUST RETURN SEPARATE PROXY CARDS FOR SEPARATE HOLDINGS. WE HAVE PROVIDED POSTAGE-PAID RETURN ENVELOPES FOR EACH, WHICH REQUIRE NO POSTAGE IF MAILED IN THE UNITED STATES.

     If you have any questions after considering the enclosed materials, please
call 1-800-          .

                                       Sincerely,

                                                 /s/ ENRIQUE CHANG

  ------------------------------------------------------------------------------
                                       Enrique Chang
                                       President
                                       Munder Series Trust

                              MUNDER SERIES TRUST

                        MUNDER SMALL COMPANY GROWTH FUND

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON FEBRUARY 24, 2005

To the Shareholders of
Munder Small Company Growth Fund
     of Munder Series Trust:

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Munder Small Company Growth Fund ("Small Company Fund"), a series of MUNDER SERIES TRUST ("Trust"), will be held at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, on Thursday, February 24, 2005, at 10:00 a.m., Eastern time, for the following purposes:

     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets of the Small Company Fund by the Munder Micro-Cap Equity Fund ("Micro-Cap Fund"), a separate series of the Trust, in exchange for shares of the Micro-Cap Fund and the assumption of all liabilities of the Small Company Fund by the Micro-Cap Fund and (ii) the subsequent liquidation of the Small Company Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

     The Board of Trustees has fixed the close of business on January 7, 2005, as the Record Date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.

     EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

                                       By Order of the Board of Trustees,

                                       [/s/ Stephen J. Shenkenberg]
                                       Stephen J. Shenkenberg
                                       Secretary

                                       January   , 2005

               PROXY STATEMENT/PROSPECTUS DATED JANUARY   , 2005

                              MUNDER SERIES TRUST

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
                                (800)

                       SPECIAL MEETING OF SHAREHOLDERS OF
                        MUNDER SMALL COMPANY GROWTH FUND
                          TO BE HELD FEBRUARY 24, 2005

     This combined Proxy Statement and Prospectus ("Proxy Statement/ Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees ("Board") of the Munder Small Company Growth Fund ("Small Company Fund"), a series of Munder Series Trust ("Trust"), for a Special Meeting of Shareholders of the Small Company Fund ("Meeting"). The Meeting will be held on Thursday, February 24, 2005, at 10:00 a.m., Eastern time, at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009.

     At the Meeting, shareholders of the Small Company Fund will be asked to consider and act upon the following proposals:

     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets of the Small Company Fund by the Munder Micro-Cap Equity Fund ("Micro-Cap Fund"), a separate series of the Trust, in exchange for shares of the Micro-Cap Fund and the assumption of all liabilities of the Small Company Fund by the Micro-Cap Fund and (ii) the subsequent liquidation of the Small Company Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

     This Proxy Statement/Prospectus is soliciting shareholders of the Small Company Fund to approve an Agreement and Plan of Reorganization ("Reorganization Agreement"). The Reorganization Agreement contemplates the transfer of all of the assets of the Small Company Fund to the Micro-Cap Fund in exchange for shares of the Micro-Cap Fund having an aggregate value equal to the net asset value of Small Company Fund and the assumption by the Micro-Cap Fund of all of the liabilities of the Small Company Fund ("Reorganization"). The Small Company Fund would then distribute to its shareholders the portion of the shares of the Micro-Cap Fund to which each such shareholder is entitled. This would result in the liquidation of the Small Company Fund.

     Under the proposed Reorganization Agreement, each shareholder of the Small Company Fund would be entitled to receive shares of the Micro-Cap Fund having an aggregate net asset value equal to the aggregate value of the shares of the Small Company Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization. You are being asked to approve the Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. Because shareholders of the Small Company Fund are being asked to approve a Reorganization transaction that will result in them holding shares of the Micro-Cap Fund, this Proxy Statement also serves as a Prospectus for the Micro-Cap Fund.

     If the Reorganization Agreement is approved by shareholders of the Small Company Fund, holders of Class A shares of the Small Company Fund will receive Class A shares of the Micro-Cap Fund, and no sales charge will be imposed on the Class A shares of the Micro-Cap Fund received by Small Company Fund shareholders. Holders of Class B, Class C, Class K and Class Y shares of the Small Company Fund will receive Class B, Class C, Class K and Class Y shares, respectively, of the Micro-Cap Fund. Subsequent to the Reorganization, any contingent deferred sales charge ("CDSC") that applied to a shareholder's Class B or Class C shares of the Small Company Fund at the time of the Reorganization will continue to apply for the holding period applicable at the time of the Reorganization. In calculating any applicable CDSC, the period during which a shareholder held the Class B or Class C shares of the Small Company Fund will be included in the holding period.

     This Reorganization transaction is being structured as a tax-free reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences." Shareholders should consult their tax advisors to determine the actual impact of the Reorganization on them in light of their individual tax circumstances.

     The Small Company Fund is a diversified series of the Trust. The Small Company Fund's goal is to provide long-term capital appreciation. The Small Company Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities, rights and warrants) of small-capitalization companies. For this purpose, small companies are those with a market capitalization within the range of companies included in the Russell 2000 Index. As of October 31, 2004, such capitalizations are approximately between $49 million and $2.9 billion, which is less than the market capitalization of typical S&P 500 companies.

     The Micro-Cap Fund is also a diversified series of the Trust. The Micro-Cap Fund's goal is to provide capital appreciation. The Micro-Cap Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities, rights and warrants) of micro-capitalization companies. For this purpose, micro-capitalization companies are those companies with a market capitalization within the range of the companies included in the Wilshire Micro-Cap Index. As of October 31, 2004, such capitalizations are approximately $898 million or less, considerably less than the market capitalization of typical S&P 500 companies.

     While the investment objectives and policies of the Small Company Fund and the Micro-Cap Fund are compatible, there are certain differences in investment policies and strategies of the Funds, which are described under "Comparison of Investment Objectives and Policies" in this Proxy Statement/Prospectus.

     Munder Capital Management ("MCM") serves as investment advisor for the Small Company Fund and the Micro-Cap Fund. MCM is described in more detail under "Information About Management of the Small Company Fund and the Micro-Cap Fund."

     This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Micro-Cap Fund that a prospective investor should know before investing. A Statement of Additional
Information dated January   , 2005 relating to this Proxy Statement/Prospectus
and the Reorganization is incorporated herein by reference into this Proxy Statement/Prospectus. If you would like to receive a copy of the Statement of Additional Information relating to this Proxy Statement/Prospectus and the Reorganization, call (800) 468-6337, or write the Funds at 480 Pierce Street, Birmingham, Michigan 48009 and you will be promptly mailed one free of charge.

     The following documents have been filed with the Securities and Exchange Commission ("SEC"): (i) the Prospectus of the Small Company Fund (Class A, Class B, Class C and Class Y shares) dated October 31, 2004, as supplemented on November 15, 2004; (ii) the Prospectus of the Micro-Cap Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) dated October 31, 2004; (iii) the Statement of Additional Information for the Small Company Fund and the

Micro-Cap Fund dated October 31, 2004, as supplemented November 22, 2004; (iv) the Annual Report for the Small Company Fund (Class A, Class B, Class C, Class K and Class Y shares) dated June 30, 2004; and (v) the Annual Report for the Micro-Cap Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) dated June 30, 2004. Copies of each of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the Small Company Fund or the Micro-Cap Fund at the telephone number or by writing to the Funds at the address listed for the Funds on the cover page of this Proxy Statement/Prospectus.

     Accompanying this Proxy Statement/Prospectus as Exhibit A is a copy of the Agreement and Plan of Reorganization pertaining to the transaction.

     MUTUAL FUND SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                            Page
                                                            ----
Proposal No. 1..........................................     12
  COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED
     REORGANIZATION.....................................     12
  SUMMARY...............................................     16
       Proposed Reorganization..........................     16
       Investment Objectives, Policies and
          Restrictions..................................     17
       Performance of the Small Company Fund and the
          Micro-Cap Fund................................     18
       Summary Comparison of Fees and Expenses..........     23
       Purchase and Redemption Procedures...............     30
       Exchange Privileges..............................     30
       Dividends and Distributions......................     30
       Tax Consequences.................................     30
       Shareholder Voting Rights........................     31
       Appraisal Rights.................................     31
       Risk Factors.....................................     31
REASONS FOR THE REORGANIZATION..........................     32
INFORMATION ABOUT THE REORGANIZATION....................     34
       Reorganization Agreement.........................     34
THE BOARD, INCLUDING ALL OF THE INDEPENDENT TRUSTEES,
  HAS UNANIMOUSLY RECOMMENDED APPROVAL OF THE
  REORGANIZATION AGREEMENT..............................     36
       Description of the Micro-Cap Fund's Shares.......     36
       Federal Income Tax Consequences..................     36
       Capitalization...................................     38
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES........     39
       Investment Objectives of Each Fund...............     39
       Primary Investments of Each Fund.................     39
       Portfolio Instruments and Practices and Risks....     41
       Principal Investment Strategies and Risks........     41
       Other Investment Strategies and Risks............     44
       Other Differences in Fundamental Policies........     45
       Publication of Portfolio Holdings................     46

                                                            Page
                                                            ----
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND
  FINANCIAL HIGHLIGHTS..................................     46
       Small Company Fund...............................     47
       Hypothetical and Total Returns...................     47
       Micro-Cap Fund...................................     49
       Hypothetical and Total Returns...................     50
       Financial Highlights.............................     52
HOW TO PURCHASE, SELL AND EXCHANGE SHARES...............     62
INFORMATION ABOUT MANAGEMENT OF THE SMALL COMPANY FUND
  AND THE MICRO-CAP FUND................................     87
       Investment Advisor...............................     87
       Management of the Fund...........................     87
       Portfolio Managers...............................     87
ADDITIONAL INFORMATION ABOUT THE
  SMALL COMPANY FUND AND THE MICRO-CAP FUND.............     88
OTHER BUSINESS..........................................     88
VOTING INFORMATION......................................     89
       Proxy Solicitation...............................     89
       Quorum...........................................     90
       Vote Required....................................     90
       Effect of Abstentions and Broker "Non-Votes".....     90
       Adjournments.....................................     91
       Share Information................................     92
LEGAL MATTERS...........................................     93

                                 PROPOSAL NO. 1

                         APPROVAL OF THE AGREEMENT AND
                             PLAN OF REORGANIZATION

                          COMMON QUESTIONS AND ANSWERS
                       ABOUT THE PROPOSED REORGANIZATION

Q.  HOW WILL THE REORGANIZATION AFFECT ME?

A. The assets of the Small Company Fund will be combined with those of the Micro-Cap Fund and you will become a shareholder of the Micro-Cap Fund. Following the Reorganization, you will receive shares of the Micro-Cap Fund that are equal in value to the shares of the Small Company Fund that you held immediately prior to the closing of the Reorganization. (Shareholders of Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares of the Small Company Fund will receive Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares, respectively, of the Micro-Cap Fund.) The Reorganization has been structured as a tax-free reorganization for federal income tax purposes so shareholders will not recognize any taxable gain or loss as a result of the Reorganization.

Q.  WHY IS THE REORGANIZATION BEING RECOMMENDED?

A. The primary purposes of the proposed Reorganization are to seek potential economies of scale and to eliminate certain costs associated with operating the Small Company Fund and the Micro-Cap Fund separately. We believe the Reorganization will benefit shareholders of the both the Small Company Fund and the Micro-Cap Fund.

    As a result of declining assets of the Small Company Fund, expense ratios for the Small Company Fund have been increasing. Moreover, since a new transfer agency fee arrangement that went into effect on January 1, 2002 subjects the Small Company Fund to a fixed minimum annual expense, the per share expenses of the Fund have increased significantly as a direct result of the Fund's small asset size. Without significant asset growth from sales of shares of the Small Company Fund, the Small Company Fund's expenses are expected to increase even further.

    We also believe that the Small Company Fund and the Micro-Cap Fund have compatible investment objectives, policies and strategies, as described in detail below. The Reorganization will result in combining the assets of these two Funds and consolidating their operations.

We believe that, given the Small Company Fund's steadily increasing expense ratios and the alternative of a very similar fund with better absolute performance available in the form of the Micro-Cap Fund, shareholders of the
     Small Company Fund will benefit from the Reorganization.

    Combining the assets of the Funds is intended to provide various benefits to shareholders of the Small Company Fund who become shareholders of the Micro-Cap Fund (as well as to existing and future investors of the Micro-Cap
    Fund). For example, the proposed Reorganization will enable shareholders of the Small Company Fund to enjoy the benefits of investing in a fund that has higher asset levels, which will result in the fixed and relatively fixed costs associated with operating the Small Company Fund (e.g., transfer agency, accounting and printing expenses) being spread over a larger asset base, there by reducing per share expenses paid by shareholders of the Small Company Fund. In addition, it is anticipated that the current shareholders of the Micro-Cap Fund will benefit from the Reorganization because the additional assets from the Small Company Fund that will be aggregated with those of Micro-Cap Fund will help the Micro-Cap Fund achieve certain additional economies of scale. (See also the next question regarding operating expenses of the Funds.)

Q. HOW DO THE FEES PAID BY THE MICRO-CAP FUND COMPARE TO THOSE PAYABLE BY THE SMALL COMPANY FUND?

A. Although historically, the total per share operating expenses of the Micro-Cap Fund have been higher than those of the Small Company Fund, the current total per share operating expenses of the Micro-Cap Fund are lower than those of the Small Company Fund. Pro forma fee, expense and financial information are included for your reference in this Proxy Statement/Prospectus.

Q. WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTIONAL FEE IN CONNECTION WITH THE REORGANIZATION?

A. No. The full value of your shares of the Small Company Fund will be exchanged for shares of the same class of the Micro-Cap Fund without any sales load, commission or other transactional fee being imposed. MCM will bear all of the expenses of both Funds in connection with the Reorganization, except for brokerage fees and brokerage expenses associated with the Reorganization.

Q. WHO WILL SERVE AS INVESTMENT ADVISOR AND PROVIDE OTHER SERVICES TO THE MICRO-CAP FUND?

A. The Micro-Cap Fund has the same investment advisor (MCM), the same administrator (MCM) and the same distributor (Funds Distributor, Inc.) as the Small Company Fund.

Q.  WILL I HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THE
    REORGANIZATION?

A. The transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders would not recognize taxable gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the Small Company Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the Internal Revenue Service or the courts.

Q. WILL I CONTINUE TO BE ABLE TO EXCHANGE MY SHARES FOR SHARES OF OTHER FUNDS OF THE MUNDER FAMILY OF MUTUAL FUNDS?

A. Yes. As with Class A, Class B, Class C, Class K and Class Y shareholders of the Small Company Fund, shareholders of Class A, Class B, Class C, Class K and Class Y shares of the Micro-Cap Fund may exchange their shares for shares of the same class of other Munder Funds, which are series of the Trust or of The Munder Framlington Funds Trust, subject to certain restrictions described in the prospectus of each Munder Fund. Before requesting any such exchange, shareholders should carefully review the applicable prospectus for the other fund to ensure that the fund meets their investment objectives and needs.

Q.  WHAT HAPPENS IF THE REORGANIZATION AGREEMENT IS NOT APPROVED?

A. If the Reorganization Agreement is not approved by shareholders, the Small Company Fund will be liquidated as soon as is practicable following the Meeting. Any shares of the Small Company Fund outstanding on the date of the liquidation will be automatically redeemed by the Trust on that date. The proceeds of any such redemption will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Small Company Fund have been paid or provided for. In the event of a liquidation, the Class A shareholders of the Small Company Fund who receive proceeds in the liquidation will not be entitled to receive a refund of any front-end sales load they paid when they purchased their shares. Any contingent deferred sales charges ("CDSC") that would otherwise be charged upon the redemption of Class B and Class C shares of the Small Company Fund will be imposed if Class B and Class C shares are redeemed as a result of the liquidation.

                                    SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization ("Reorganization Agreement"), a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A.

PROPOSED REORGANIZATION

     At a meeting on November 9, 2004, the Board approved the Reorganization Agreement. Subject to the approval of the shareholders of the Small Company Fund, the Reorganization Agreement provides for:

     - the transfer of all of the assets of the Small Company Fund to the Micro-Cap Fund in exchange for shares of the Micro-Cap Fund having an aggregate value equal to the net asset value of the Small Company Fund and the assumption by the Micro-Cap Fund of all of the liabilities of the Small Company Fund;

     - the distribution to each of the shareholders of the Small Company Fund of shares of the Micro-Cap Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Small Company Fund held by that shareholder; and

     - the complete liquidation of the Small Company Fund.

     The Reorganization is scheduled to be effective upon the close of business on Friday, February 25, 2005, or on a later date as the parties may agree ("Closing Date"). As a result of the Reorganization, each shareholder of the Small Company Fund will become the owner of the number of full and fractional shares of the Micro-Cap Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Small Company Fund shares as of the close of business on the Closing Date of the Reorganization. Shareholders of Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares of the Small Company Fund will receive Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares, respectively, of the Micro-Cap Fund. See "Information About the Reorganization" below.

     For the reasons set forth below under "Reasons for the Reorganization," the Board, including all of the Trustees deemed to be "independent" to the extent such Trustees are not considered to be "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act ("Independent Trustees"), has concluded that the Reorganization would be in the best interests of the Small Company Fund and that the interests of the Small Company Fund's existing shareholders would not be diluted as a result of the Reorganization, and therefore has submitted the Reorganization Agreement for approval to you. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION AGREEMENT EFFECTING THE REORGANIZATION.

     The Board of Trustees of the Trust has also approved the Reorganization on behalf of the Micro-Cap Fund.

REQUIRED VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT

     Approval of the Reorganization Agreement will require the affirmative vote of the holders of a majority of the outstanding shares of the Small Company Fund with all classes voting together and not by class. See "Voting Information."

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The Small Company Fund and the Micro-Cap Fund have compatible investment objectives, policies and restrictions. Both Funds are diversified series of the Trust. The goal of the Small Company Fund is to provide long-term capital appreciation. The goal of the Micro-Cap Fund is to provide capital appreciation.

     Although the respective investment objectives of the Small Company Fund and the Micro-Cap Fund are similar, shareholders should consider certain differences in the investment policies and strategies of, and portfolio securities held by, each Fund.

     The primary investment strategies of each Fund are similar. Both funds invest in equity securities (including common stocks, preferred stocks, convertible securities, rights and warrants) of smaller capitalization companies. Both Funds will invest in domestic and, to a lesser extent, foreign growth-oriented companies in the attempt to provide investors with potentially higher returns than funds investing in larger, more established companies. The Funds hope to achieve higher returns due to inefficiencies in the marketplace.

     A primary difference between the Funds relates to the size of the companies in which each invests. While both Funds invest in smaller-capitalization companies, the Micro-Cap Fund invests in emerging growth, micro-capitalization companies with market capitalizations within the range of the companies included in the Wilshire Micro-Cap Index. As of October 31, 2004, such capitalizations are approximately $898 million or less. The Small Company Fund invests in small-capitalization companies with market capitalizations within the range of companies included in the Russell 2000 Index. As of October 31, 2004, such capitalizations are approximately between $49 million and $2.9 billion. While both Funds are susceptible to the risks associated with small companies, the Micro-Cap Fund may have even greater exposure to this type of risk due to the smaller, and often newer, companies in which it invests.

     Other differences in principal strategies between the two Funds include the following:

     - The Small Company Fund invests in exchange-traded funds ("ETFs") to manage cash as part of its principal investment strategies. While the Micro-Cap Fund may also invest in ETFs, investing in ETFs is not a principal investment strategy of the Micro-Cap Fund.

     - On the other hand, the Micro-Cap Fund may (1) invest without limitation in initial public offerings ("IPOs") of micro-capitalization companies and (2) write covered call options. While the Small Company Fund may also invest in IPOs and use options, these investments are not principal investment strategies of the Small Company Fund.

     See "Comparison of Investment Objectives and Policies" below.

PERFORMANCE OF THE SMALL COMPANY FUND AND THE MICRO-CAP FUND

     The bar charts and table below provide some indication of the risk of an investment in each Fund. The bar charts show each Fund's performance for each full calendar year since the inception of the Fund's oldest class of shares (i.e., the Class Y shares). The table shows how each Fund's average annual total returns for different calendar periods over the life of that Fund compares to those of certain broad based securities market indices.

     The annual returns in the bar charts are for each Fund's Class Y shares. Performance of the each Fund's Class A, Class B, Class C and Class K shares, net of applicable sales charges, would have been similar to that of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same investment advisor. However, because each class of shares has different sales charges, distribution fees and/or service fees and expenses, the performance of each class of shares will differ. Please see "Summary Comparison of Fees and Expenses" below for information about the difference between each class of shares.

     When you consider this information, please remember that each Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SMALL COMPANY FUND CLASS Y
Total Return (%)
(per calendar year)

[SMALL COMPANY FUND CLASS Y GRAPHIC]

1994                                                                             -2.53
1995                                                                             30.01
1996                                                                             37.17
1997                                                                             25.55
1998                                                                             -7.23
1999                                                                              2.31
2000                                                                             -9.44
2001                                                                            -12.60
2002                                                                            -33.26
2003                                                                             38.92

YEAR TO DATE THROUGH SEPTEMBER 30, 2004: (1.35%)
BEST QUARTER: 26.30% (quarter ended 12/31/01)
WORST QUARTER: (28.79)% (quarter ended 9/30/01)

MICRO-CAP FUND CLASS Y
Total Return (%)
(per calendar year)

[MICRO-CAP FUND CLASS Y GRAPHIC]

1997                                                                             71.60
1998                                                                             -5.88
1999                                                                             75.00
2000                                                                            -13.69
2001                                                                             16.61
2002                                                                            -21.73
2003                                                                             64.71

YEAR TO DATE THROUGH SEPTEMBER 30, 2004: 6.34%
BEST QUARTER: 47.89% (quarter ended 12/31/99)
WORST QUARTER: (28.33)% (quarter ended 9/30/98)

     The table below shows what the average annual total returns for the Small Company Fund were for certain periods ended December 31, 2003, compared to the Russell 2000 Growth Index and what the average annual total returns for the Micro-Cap Fund were for certain periods ended December 31, 2003, compared to the Wilshire Micro Cap Index and the Russell 2000 Index. Each index is unmanaged and is not subject to fees and expenses typically associated with the management of investment companies. Investments cannot be made directly in either index. Comparisons with each index, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------
                                                              SINCE
                             1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                               %         %         %            %
---------------------------------------------------------------------------
 Small Company Fund
   Class Y
     Return Before Taxes     38.92     (5.57)     4.28         6.83
     Return After Taxes on
     Distributions           38.92     (5.92)     2.75         5.52
     Return After Taxes on
     Distributions and Sale
     of Fund Shares          25.30     (4.80)     3.12         5.53
     Russell 2000 Growth
     Index(2) (reflects no
     deductions of fees,
     expenses or taxes)      48.54      0.86      5.43         7.03
---------------------------------------------------------------------------
   Class A
     Return Before Taxes     30.98     (6.60)     3.59         4.78
     Russell 2000 Growth
     Index(2) (reflects no
     deductions of fees,
     expenses or taxes)      48.54      0.86      5.43         6.34
---------------------------------------------------------------------------
   Class B
     Return Before Taxes     32.55     (6.82)       --         4.10
     Russell 2000 Growth
     Index(2) (reflects no
     deductions of fees,
     expenses or taxes)      48.54      0.86        --         6.07
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              SINCE
                             1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                               %         %         %            %
---------------------------------------------------------------------------
   Class C
     Return Before Taxes     36.39     (6.51)       --         1.88
     Russell 2000 Growth
     Index(2) (reflects no
     deductions of fees,
     expenses or taxes)      48.54      0.86        --         3.68
---------------------------------------------------------------------------
   Class K
     Return Before Taxes     38.51     (5.81)     4.02         5.17
     Russell 2000 Index(2)
     (reflects no
     deductions of fees,
     expenses or taxes)      48.54      0.86      5.43         6.34
---------------------------------------------------------------------------
  Micro-Cap Fund
   Class Y
     Return Before Taxes     64.71     17.82        --        20.61
     Return After Taxes on
     Distributions           64.71     17.58        --        20.03
     Return After Taxes on
     Distributions and Sale
     of Fund Shares          42.06     15.64        --        18.19
     Wilshire Micro Cap
     Index(2) (reflects no
     deductions of fees,
     expenses or taxes)      92.26     23.10        --        18.34
     Russell 2000 Index(2)
     (reflects no
     deductions of fees,
     expenses or taxes)      47.25      7.13        --         7.72
---------------------------------------------------------------------------
   Class A
     Return Before Taxes     55.26     16.19        --        19.36
     Wilshire Micro Cap
     Index(2) (reflects no
     deductions of fees,
     expenses or taxes)      92.26     23.10        --        18.34
     Russell 2000 Index(2)
     (reflects no
     deductions of fees,
     expenses or taxes)      47.25      7.13        --         7.72
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              SINCE
                             1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                               %         %         %            %
---------------------------------------------------------------------------
   Class B
     Return Before Taxes     58.11     16.44        --        18.30
     Wilshire Micro Cap
     Index(2) (reflects no
     deductions of fees,
     expenses or taxes)      92.26     23.10        --        18.39
     Russell 2000 Index(2)
     (reflects no
     deductions of fees,
     expenses or taxes)      47.25      7.13        --         7.99
---------------------------------------------------------------------------
   Class C
     Return Before Taxes     62.08     16.64        --        20.05
     Wilshire Micro Cap
     Index(2) (reflects no
     deductions of fees,
     expenses or taxes)      92.26     23.10        --        19.46
     Russell 2000 Index(2)
     (reflects no
     deductions of fees,
     expenses or taxes)      47.25      7.13        --         8.87
---------------------------------------------------------------------------
   Class K
     Return Before Taxes     64.31     17.54        --        20.17
     Wilshire Micro Cap
     Index(2) (reflects no
     deductions of fees,
     expenses or taxes)      92.26     23.10        --        18.34
     Russell 2000 Index(2)
     (reflects no
     deductions of fees,
     expenses or taxes)      47.25      7.13        --         7.72
---------------------------------------------------------------------------

------------------------------------
1. The inception dates for the Class Y, Class A, Class B, Class C and Class K shares of the Small Company Fund are 12/1/91, 11/23/92, 4/28/94, 9/26/95 and 11/23/92, respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 12/1/91, 12/1/92, 5/1/94, 10/1/95 and 12/1/92, respectively.

   The inception dates for the Class Y, Class A, Class B, Class C and Class K shares of the Micro-Cap Fund are 12/26/96, 12/26/96, 2/24/97, 3/31/97 and
   12/31/96, respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 1/1/97, 1/1/97, 3/1/97, 4/1/97 and 1/1/97, respectively.

2. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth rates.

The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market.

The Wilshire Micro Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half of the Dow Jones Wilshire 5000 Index (based on market capitalization). The Dow Jones Wilshire 5000 Index contains all U.S. headquartered equity securities with readily available price data.

     Average annual returns reflect the imposition of the maximum front-end sales charges or CDSCs.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the returns after taxes on the distributions and sale of Fund shares may exceed the returns before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their shares in the Funds through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for each Fund are shown only for the Class Y shares. Returns for each Fund's Class A, Class B, Class C and Class K shares will vary from those of the Class Y shares due to differences in the fees and expenses applicable to each class of shares.

SUMMARY COMPARISON OF FEES AND EXPENSES

     The following tables compare the fees and expenses of each class of the Small Company Fund and the Micro-Cap Fund and show the estimated fees and expenses for each class on a pro forma basis, giving effect to the proposed Reorganization. We have estimated these pro forma numbers in good faith, based on information contained in the Annual Reports to Shareholders for the previous fiscal year for each class of shares for each Fund, with certain adjustments.

     The fee and expense information shown in the table below is organized as follows:

     - Column 1 reflects the annualized actual fees and expenses of each class of the Small Company Fund calculated as of October 31, 2004, which reflects certain adjustments in the Fund's fees and expenses from those experienced during the Fund's fiscal year ended June 30, 2004 due to (1) contractual changes in the administration and transfer agency fees and expenses that took effect following the end of the Fund's fiscal year, and (2) a decline in the current level of assets of the Fund.

     - Column 2 reflects the fees and expenses of each class of the Micro-Cap Fund as of June 30, 2004, restated to reflect certain adjustments in the Fund's fees and expenses due to contractual changes in the administration and transfer agency fees and expenses that took effect following the end of the Fund's fiscal year. No adjustment has been made to the fees and expenses of the Micro-Cap Fund to reflect the increase in the current level of assets of the Fund.

     - Column 3 reflects the pro forma annualized fees and expenses of the Micro-Cap Fund as if the Reorganization had occurred on October 31, 2004. These pro forma annualized fees and expenses reflect certain adjustments in the Micro-Cap Fund's fees and expenses from those experienced during the Fund's fiscal year ended June 30, 2004 due to (1) contractual changes in the administration and transfer agency fees and expenses that took effect following the end of the Fund's fiscal year, (2) the asset level of the Micro-Cap Fund as of October 31, 2004, following the Reorganization, and (3) any expected savings that may occur as a result of the Small Company Fund and the Micro-Cap Fund being combined in the Reorganization.

     Additional information regarding the performance of each of the Funds is contained in "Management's Discussion of Fund Performance and Financial Highlights" in this Proxy Statement/Prospectus.

                                      SMALL                  PRO FORMA
                                     COMPANY   MICRO-CAP   FOLLOWING THE
                                      FUND       FUND      REORGANIZATION
CLASS A SHARES                       -------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)..................   5.50%(a)   5.50%(a)      5.50%(a)
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds).............    None(b)    None(b)       None(b)
Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends..........    None       None          None
Redemption Fee.....................   2.00%(e)   2.00%(e)      2.00%(e)
Exchange Fee.......................    None       None          None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS) (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Management Fee.....................   0.75%      1.00%         1.00%
Distribution and/or Service (12b-1)
  Fees.............................   0.25%      0.25%         0.25%
Other Expenses.....................   1.03%      0.55%(1)      0.45%
Total Annual Fund Operating
  Expenses.........................   2.03%      1.80%(1)      1.70%

                                      SMALL                  PRO FORMA
                                     COMPANY   MICRO-CAP   FOLLOWING THE
                                      FUND       FUND      REORGANIZATION
CLASS B SHARES                       -------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)..................    None       None          None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds).............   5.00%(c)   5.00%(c)      5.00%(c)
Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends..........    None       None          None
Redemption Fee.....................   2.00%(e)   2.00%(e)      2.00%(e)
Exchange Fee.......................    None       None          None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS) (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Management Fee.....................   0.75%      1.00%         1.00%
Distribution and/or Service (12b-1)
  Fees.............................   1.00%      1.00%         1.00%
Other Expenses.....................   1.03%      0.55%(1)      0.45%
Total Annual Fund Operating
  Expenses.........................   2.78%      2.55%(1)      2.45%

                                      SMALL                  PRO FORMA
                                     COMPANY   MICRO-CAP   FOLLOWING THE
                                      FUND       FUND      REORGANIZATION
CLASS C SHARES                       -------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)..................    None       None          None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds).............   1.00%(d)   1.00%(d)      1.00%(d)
Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends..........    None       None          None
Redemption Fee.....................   2.00%(e)   2.00%(e)      2.00%(e)
Exchange Fee.......................    None       None          None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS) (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Management Fee.....................   0.75%      1.00%         1.00%
Distribution and/or Service (12b-1)
  Fees.............................   1.00%      1.00%         1.00%
Other Expenses.....................   1.03%      0.55%(1)      0.45%
Total Annual Fund Operating
  Expenses.........................   2.78%      2.55%(1)      2.45%

                                      SMALL                  PRO FORMA
                                     COMPANY   MICRO-CAP   FOLLOWING THE
                                      FUND       FUND      REORGANIZATION
CLASS K SHARES                       -------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)..................    None       None          None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds).............    None       None          None
Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends..........    None       None          None
Redemption Fee.....................   2.00%(e)   2.00%(e)      2.00%(e)
Exchange Fee.......................    None       None          None
Annual Fund Operating Expenses
  (expenses that are deducted from
  Fund assets) (as a percentage of
  average net assets)
Management Fee.....................   0.75%      1.00%         1.00%
Non 12b-1 Service Plan Fees........   0.25%      0.25%         0.25%
Other Expenses.....................   1.03%      0.55%(1)      0.45%
Total Annual Fund Operating
  Expenses.........................   2.03%      1.80%(1)      1.70%

                                      SMALL                  PRO FORMA
                                     COMPANY   MICRO-CAP   FOLLOWING THE
                                      FUND       FUND      REORGANIZATION
CLASS Y SHARES                       -------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)..................    None       None          None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds).............    None       None          None
Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends..........    None       None          None
Redemption Fee.....................   2.00%(e)   2.00%(e)      2.00%(e)
Exchange Fee.......................    None       None          None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS) (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Management Fee.....................   0.75%      1.00%         1.00%
Distribution and/or Service (12b-1)
  Fees.............................   0.00%      0.00%         0.00%
Other Expenses.....................   1.03%      0.55%(1)      0.45%
Total Annual Fund Operating
  Expenses.........................   1.78%      1.55%(1)      1.45%

------------------------------------
(a) The sales charge declines as the amount invested increases.

(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.

(c) The CDSC payable upon redemption of Class B shares declines over time.

(d) The CDSC applies to redemptions of Class C shares within one year of purchase.

(e) A short-term trading fee of 2% may be assessed on redemptions within 60 days of purchase of Class A, Class B, Class C, Class K or Class Y shares of the Fund. The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder's identity within a reasonable time after the account is opened.

(1) Expense information in the table has been restated to reflect changes in administration and transfer agency fees and other expenses as of October 31, 2004.

EXAMPLE

     The Example is intended to help you compare the cost of investing in each Fund and the Funds combined with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that all dividends and distributions are reinvested. The fees and expenses used to calculate the Example are based on the fees and expenses shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
SMALL COMPANY FUND                      $745     $1,152     $1,583      $2,779
MICRO-CAP FUND                          $723     $1,085     $1,471      $2,550
PRO FORMA: THE FUNDS COMBINED           $713     $1,056     $1,422      $2,448

Class B Shares Assuming You Sold Your Shares at the End of the Period

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
SMALL COMPANY FUND                      $781     $1,162     $1,669      $2,930*
MICRO-CAP FUND                          $758     $1,093     $1,555      $2,702*
PRO FORMA: THE FUNDS COMBINED           $748     $1,064     $1,506      $2,601*

------------------------------------
* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

Class B Shares Assuming You Stayed in the Fund

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
SMALL COMPANY FUND                      $281     $  862     $1,469      $2,930*
MICRO-CAP FUND                          $258     $  793     $1,355      $2,702*
PRO FORMA: THE FUNDS COMBINED           $248     $  764     $1,306      $2,601*

------------------------------------
* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

Class C Shares Assuming You Sold Your Shares at the End of the Period

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
SMALL COMPANY FUND                      $381      $862      $1,469      $3,109
MICRO-CAP FUND                          $358      $793      $1,355      $2,885
PRO FORMA: THE FUNDS COMBINED           $348      $764      $1,306      $2,786

Class C Shares Assuming You Stayed in the Fund

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
SMALL COMPANY FUND                      $281      $862      $1,469      $3,109
MICRO-CAP FUND                          $258      $793      $1,355      $2,885
PRO FORMA: THE FUNDS COMBINED           $248      $764      $1,306      $2,786

Class K Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
SMALL COMPANY FUND                      $206      $637      $1,093      $2,358
MICRO-CAP FUND                          $183      $566      $  975      $2,116
PRO FORMA: THE FUNDS COMBINED           $173      $536      $  923      $2,009

Class Y Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
SMALL COMPANY FUND                      $181      $560      $  964      $2,095
MICRO-CAP FUND                          $158      $490      $  845      $1,845
PRO FORMA: THE FUNDS COMBINED           $148      $459      $  792      $1,735

     Following the Reorganization and in the ordinary course of business, we expect that certain holdings of the Small Company Fund that are transferred to the Micro-Cap Fund in connection with the Reorganization may be sold. Such sales may result in additional transaction costs for the Micro-Cap Fund (which will not be assumed or paid by MCM) and will be a taxable event that will result in the realization of taxable gains or losses from such sales for the Micro-Cap Fund.

PURCHASE AND REDEMPTION PROCEDURES

     Purchases and redemptions of shares are subject to certain minimum investment requirements and charges. Waivers of charges applicable to the various classes of both the Small Company Fund and the Micro-Cap Fund may be available in certain types of transactions and to certain types of investors. For details on how to purchase or redeem shares of either Fund, see "How to Purchase, Sell and Exchange Shares -- Policies and Procedures for Your Investment."

EXCHANGE PRIVILEGES

     You may exchange shares of each class of each Fund for shares of the same class in other Munder Funds to the extent the class exists and shares are offered for sale in the shareholder's state of residence and subject to any applicable sales charge. No fee is imposed on any exchange; however, a short-term trading fee may apply on exchanges made within 60 days of the initial purchase. Any exchange will be a taxable event for which you may have to recognize a gain or loss under federal income tax law. We reserve the right to amend or terminate the exchange privilege at any time. See "How to Purchase, Sell and Exchange Shares -- Policies and Procedures for Your Investment."

DIVIDENDS AND DISTRIBUTIONS

     Both Funds declare and pay dividends from net investment income, if any, at least annually and distribute net realized capital gains, if any, at least annually. As described in more detail in "How to Purchase, Sell and Exchange Shares -- Distributions" below, dividends are generally subject to federal income tax. For both Funds, all dividends and distributions are reinvested automatically in additional shares of the respective Fund at net asset value, without a sales charge or CDSC, unless the shareholder elects to be paid in cash. Following the Reorganization, shareholders of the Small Company Fund that have elected to receive distributions in cash will continue to receive distributions in cash from the Micro-Cap Fund. See "How to Purchase, Sell and Exchange Shares -- Distributions."

TAX CONSEQUENCES

     Prior to completion of the Reorganization, the Small Company Fund will have received from counsel an opinion to the effect that the

Reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information about the Reorganization -- Federal Income Tax Consequences."

SHAREHOLDER VOTING RIGHTS

     Neither the Small Company Fund nor the Micro-Cap Fund, each a series of the same Delaware statutory trust, holds annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders. Other than special meetings called by the Trustees of the Trust or by the Trust's President or Secretary in accordance with the By-Laws of the Trust, meetings of the shareholders of either Fund may be called for any purpose deemed necessary or desirable upon the written request of the shareholders holding at least 10% of the outstanding shares of the applicable Fund entitled to vote at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and
(2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary of the Trust shall determine and specify to such shareholders.

APPRAISAL RIGHTS

     Under the laws of the State of Delaware, shareholders of neither the Small Company Fund nor the Micro-Cap Fund have appraisal rights in connection with a combination or acquisition of the assets of another fund.

RISK FACTORS

     Because the Small Company Fund and the Micro-Cap Fund invest in similar types of securities, investment in these Funds involves similar investment risks. The risks involved with investment in these Funds include those risks that are generally associated with investing in smaller-capitalization equity securities, such as the fact that, as compared to larger companies, smaller companies have greater susceptibility to market downturns and more volatile prices and often have narrower markets and more limited managerial and financial resources. However, there are differences in the investment policies and strategies of the Funds. As part of its principal investment strategies, the Small Company Fund may invest in exchange-traded funds ("ETFs") to manage cash. Although the Micro-Cap Fund may also invest in ETFs to manage cash, the use of ETFs is not a principal investment strategy of the Micro-Cap Fund. As part of the Micro-Cap Fund's principal investment strategies, the Micro-Cap Fund may (1) invest without limit in IPOs of micro-capitalization companies, and (2) write covered call options. Although the Small Company Fund may also invest in IPOs and use options, these are not principal investment strategies of the Small Company Fund. For more information, please see "Comparison of Investment Objectives and Policies" below.

     IPO Risk. Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, such investments may be subject to more extreme price volatility than the price volatility of other equity investments. A fund that invests in IPOs may lose all or part of its investments if the companies making IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

     Derivatives Risk. A fund that uses options, which are forms of derivatives, may suffer a loss. The primary risk with many derivatives is that they can amplify a gain or loss, thereby potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

     ETF Risk. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                         REASONS FOR THE REORGANIZATION

     Currently, the Small Company Fund and the Micro-Cap Fund are investment portfolios of the same open-end management investment company. However, each Fund must separately bear certain costs of its own operations. MCM believes that consolidating the separate operations of the two Funds should generally benefit the shareholders of both Funds by promoting more efficient operations on a more cost-effective basis. In addition, combining assets of the Funds may create potential economies of scale that should result from the larger aggregate asset base of the combined Fund after the Reorganization. For example, the larger aggregate asset base of the combined Fund should enable the combined Fund to obtain benefits of economies of scale by permitting the reduction of the Fund's expense ratio by spreading certain fixed costs of the Fund's operations over a larger asset base. As a general rule, economies of scale can be realized with respect to fixed expenses, such as printing costs and fees for certain professional services, although expenses that are based on the value of assets or on the number of shareholder accounts would be largely unaffected by the Reorganization. However, there can be no assurance that the combination of the Funds will produce more efficient operations on a cost-effective basis or that economies of scale will be realized.

     MCM also believes that certain investment management efficiencies and other benefits could be realized through the combination of the Funds. The Reorganization would permit the shareholders of the Small Company Fund to pursue their investment goals in a larger fund that has investment objectives, policies and restrictions that are compatible with those of the Small Company Fund. In addition, a larger fund should be less affected by shareholder redemptions than a smaller fund.

     Moreover, recent declines in the total assets of the Small Company Fund have adversely affected the Small Company Fund's total fund operating expenses. The Small Company Fund commenced operations in 1991. As of October 31, 2004, the Small Company Fund had only approximately $32 million in assets, down from $35 million as of June 30, 2004, and $108 million as of June 30, 2001. The Fund has failed to grow and maintain assets at a sufficient level to make the Fund a viable, ongoing entity, and there is the potential for even greater asset declines that would result in further increases in the Fund's expense ratio. Consequently, MCM believes that the proposed Reorganization may benefit the Small Company Fund and its shareholders.

     In contrast, the Micro-Cap Fund began operations in 1996, and had approximately $300 million in assets as of October 31, 2004, up from nearly $265 million in assets as of June 30, 2004, and $112 million as of June 30, 2001. Almost 95% of current assets are held through its retail classes of shares. As a result of significant recent growth in assets, the Micro-Cap Fund has experienced a marked decrease in its total fund operating expenses in recent months. MCM expects that over the long term, all shareholders of the Micro-Cap Fund will benefit from the potential economies of scale that can be achieved by combining the Small Company Fund and the Micro-Cap Fund.

     In light of the foregoing considerations, the Board unanimously concluded that (1) the Reorganization is in the best interests of the Small Company Fund and (2) the Reorganization would not result in a dilution of the interest of shareholders of the Small Company Fund. Similarly, the Board also approved the Reorganization with respect to the Micro-Cap Fund and determined that (1) the Reorganization is in the best interests of the Micro-Cap Fund and (2) the interests of shareholders of the Micro-Cap Fund would not be diluted as a result of the Reorganization.

                      INFORMATION ABOUT THE REORGANIZATION

REORGANIZATION AGREEMENT

     The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Exhibit A. The Reorganization Agreement provides that the Micro-Cap Fund will acquire all of the assets, subject to all of the liabilities, of the Small Company Fund in exchange for shares of the Micro-Cap Fund. Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur upon the close of business on Friday, February 25, 2005, or on a later date as the parties may agree ("Closing Date"). The net asset value per share of the Small Company Fund and the net asset value per share of the Micro-Cap Fund will be determined by dividing each Fund's assets, less liabilities, by the total number of its outstanding shares.

     Both the Small Company Fund and the Micro-Cap Fund will utilize State Street Bank and Trust Company ("State Street"), the sub-administrator for each Fund, to calculate their net asset values. State Street will use the same independent pricing services to determine the value of each security held by each Fund so that it can determine the aggregate value of each Fund's portfolio. The method of valuation that will be employed to value the securities of each Fund will be in accordance with the procedures described in the current prospectuses for each Fund, which are consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

     The number of full and fractional shares of the Micro-Cap Fund you will receive in the Reorganization will be equal in value to the value of your shares of the Small Company Fund as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the Closing

Date. As promptly as practicable after the Closing Date, the Small Company Fund will liquidate and distribute pro rata to its shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the Micro-Cap Fund received by the Small Company Fund in the Reorganization. We will accomplish the liquidation and distribution with respect to each class of the Small Company Fund's shares by the transfer of the Micro-Cap Fund shares then credited to the account of the Small Company Fund on the books of the Micro-Cap Fund to open accounts on the share records of the Micro-Cap Fund in the names of the Small Company Fund's shareholders. The aggregate net asset value of Class A, Class B, Class C, Class K and Class Y Micro-Cap Fund shares to be credited to Class A, Class B, Class C, Class K and Class Y Small Company Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of the Small Company Fund of the corresponding class owned by Small Company Fund's shareholders on the Closing Date. All issued and outstanding shares of the Small Company Fund will simultaneously be canceled on the books of the Small Company Fund. The Micro-Cap Fund will not issue certificates representing the Class A, Class B, Class C, Class K and Class Y Micro-Cap Fund shares issued in connection with such exchange.

     After such distribution, the Trust will take all necessary steps under Delaware law, the Trust's Declaration of Trust and any other applicable law to effect a complete dissolution of the Small Company Fund.

     The Board has determined, with respect to the Small Company Fund and the Micro-Cap Fund, that the interests of shareholders of each of those Funds will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of each of those Funds and its shareholders. MCM will bear the expenses of the Reorganization, excluding brokerage fees and brokerage expenses incurred in connection with the Reorganization.

     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the consummation of the Reorganization, before or after approval by the shareholders of the Small Company Fund, if circumstances should develop that, in the Board's opinion, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Trust, on behalf of either the Small Company Fund or Micro-Cap Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (1) the Reorganization Agreement be approved by shareholders of the Small Company Fund; and (2) the Trust receive the opinion of the Trust's counsel that the transaction contemplated by the Reorganization Agreement will constitute a tax-free reorganization for federal income tax purposes.

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares of the Small Company Fund with all classes voting together and not by class. See "Voting Information."

     THE BOARD, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, HAS UNANIMOUSLY RECOMMENDED APPROVAL OF THE REORGANIZATION AGREEMENT

     Shareholders of the Small Company Fund as of the Closing Date will receive shares of the Micro-Cap Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued.

DESCRIPTION OF THE MICRO-CAP FUND'S SHARES

     Full and fractional shares of the respective class of shares of the Micro-Cap Fund will be issued to the Small Company Fund's shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Micro-Cap Fund no longer issues share certificates. The shares of the Micro-Cap Fund to be issued to Small Company Fund's shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in "How to Purchase, Sell and Exchange Shares."

FEDERAL INCOME TAX CONSEQUENCES

     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the Reorganization by Micro-Cap Fund, the Small Company Fund (except for "Section 1256 contracts," which include certain types of options, futures or forward contracts) or the shareholders of the Small Company Fund. As a condition to the closing of the Reorganization, the Small Company Fund will receive a legal opinion from counsel to the Trust to that effect. That opinion will be based upon certain representations and warranties made by the Small Company Fund and the Micro-Cap Fund and certifications received from each of the Funds and certain of their service providers.

     Immediately prior to the Reorganization, the Small Company Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Small Company Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Small Company Fund's shareholders.

     As of June 30, 2004, the Small Company Fund had an unused capital loss carryover of approximately $55 million. Capital loss carryovers are considered valuable tax attributes because they can reduce a fund's future taxable income and thus reduce the taxable amount distributed to fund shareholders.

     The proposed Reorganization will affect the use of these tax attributes in two respects. The first concerns the "sharing" of these tax attributes with the shareholders of the Micro-Cap Fund. If there were no Reorganization, these tax attributes would inure solely to the benefit of the shareholders of the Small Company Fund. If the Reorganization occurs, these tax attributes carry over (subject to the limitations described below) to the Micro-Cap Fund. That means that any resulting tax benefits inures to all shareholders of the Micro-Cap Fund (i.e., both pre-Reorganization shareholders of the Small Company Fund and pre-Reorganization shareholders of the Micro-Cap Fund).

     The second manner in which the Reorganization will affect the use of the capital loss carryover and built-in losses concerns certain limitations imposed under the Code with respect to the use of these losses. Very generally, when more than 50% of the stock of a "loss corporation" such as the Small Company Fund is acquired (as will be the case here), the Code imposes various limitations on the use of loss carryovers following the acquisition. The amount of such loss carryovers that can be used each year to offset post-acquisition income is generally limited to an amount equal to the "federal long-term
tax-exempt rate" (the applicable rate as of November 2004 was   %) multiplied by
the value of the "loss corporation's" equity. Furthermore, capital losses may generally be carried forward for only eight years in the case of regulated investment companies. These limitations would result in a forfeiture in the ability to use approximately $40 million of Small Company Growth Fund's capital losses. However, there is no assurance that such losses would be used even in the absence of the Reorganization. In addition, the shareholders of Small Company Growth Fund would be taxed on their share of any distributed taxable gains after the Reorganization, including those gains attributable to unrealized gains of the Micro-Cap Fund at the time of the Reorganization.

     You should consult your tax advisor regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table shows the capitalization of the Small Company Fund and the Micro-Cap Fund as of October 31, 2004, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

                                              AS OF OCTOBER 31, 2004
                           ------------------------------------------------------------
                              SMALL
                             COMPANY      MICRO-CAP                     PRO FORMA AFTER
CLASS A SHARES                FUND           FUND        ADJUSTMENTS    REORGANIZATION
--------------             -----------   ------------   -------------   ---------------
Net Assets...............  $5,712,515    $170,944,552        --         $176,657,067
Net asset value per
  share..................    $12.34         $35.42           --            $35.42
Shares outstanding.......    463,004      4,825,580     (301,697)(a)      4,986,886

                                              AS OF OCTOBER 31, 2004
                           ------------------------------------------------------------
                              SMALL
                             COMPANY      MICRO-CAP                     PRO FORMA AFTER
CLASS B SHARES                FUND           FUND        ADJUSTMENTS    REORGANIZATION
--------------             -----------   ------------   -------------   ---------------
Net Assets...............  $1,978,533    $55,796,898         --          $57,775,432
Net asset value per
  share..................    $11.06         $33.40           --            $33.40
Shares outstanding.......    178,854      1,670,592     (119,629)(a)      1,729,818

                                              AS OF OCTOBER 31, 2004
                           ------------------------------------------------------------
                              SMALL
                             COMPANY      MICRO-CAP                     PRO FORMA AFTER
CLASS C SHARES                FUND           FUND        ADJUSTMENTS    REORGANIZATION
--------------             -----------   ------------   -------------   ---------------
Net Assets...............  $1,296,450    $56,186,268         --          $57,482,718
Net asset value per
  share..................    $11.24         $33.41           --            $33.41
Shares outstanding.......    115,311      1,681,843      (76,517)(a)      1,720,637

                                              AS OF OCTOBER 31, 2004
                           ------------------------------------------------------------
                              SMALL
                             COMPANY      MICRO-CAP                     PRO FORMA AFTER
CLASS K SHARES                FUND           FUND        ADJUSTMENTS    REORGANIZATION
--------------             -----------   ------------   -------------   ---------------
Net Assets...............  $3,699,989     $5,563,165         --          $9,263,154
Net asset value per
  share..................    $12.14         $35.44           --            $35.44
Shares outstanding.......    304,689       156,994      (200,318)(a)       261,365

                                              AS OF OCTOBER 31, 2004
                           ------------------------------------------------------------
                              SMALL
                             COMPANY      MICRO-CAP                     PRO FORMA AFTER
CLASS Y SHARES                FUND           FUND        ADJUSTMENTS    REORGANIZATION
--------------             -----------   ------------   -------------   ---------------
Net Assets...............  $19,600,646   $11,807,890         --          $31,408,536
Net asset value per
  share..................    $12.54         $36.11           --            $36.11
Shares outstanding.......   1,562,877      327,030      (1,020,133)(a)     869,773

------------------------------------
(a) Adjustment to reflect the issuance of Munder Micro-Cap Equity Fund shares in exchange for shares of Munder Small Company Growth Fund in connection with the proposed reorganization.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The following discussion comparing investment objectives, policies and restrictions of the Small Company Fund and the Micro-Cap Fund is based upon and qualified in its entirety by the respective investment objectives, policies and restrictions sections of the prospectuses of the Small Company Fund and the Micro-Cap Fund, each dated October 31, 2004, with respect to all classes of shares.

INVESTMENT OBJECTIVES OF EACH FUND

     The investment objective of the Small Company Fund is to provide long-term capital appreciation. The investment objective of the Micro-Cap Fund is to provide capital appreciation.

PRIMARY INVESTMENTS OF EACH FUND

     Small Company Fund. The Small Company Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities, rights and warrants) of small-capitalization companies, which are those companies with a market capitalization within the range of companies included in the Russell 2000 Index. As of October 31, 2004, such capitalizations are approximately between $49 million and $2.9 billion, which is less than the market capitalization of typical S&P 500 companies.

     The Small Company Fund focuses on domestic and, to a lesser extent, foreign growth-oriented smaller companies in order to seek to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     MCM looks for financially stable companies that have strong potential for sustainable earnings. Among other factors, MCM also considers whether the company:

     - is participating in a fast-growing industry; and

     - has a strategic niche position in a specialized market.

     The Small Company Fund may engage in short-term trading of portfolio securities and may also use ETFs to manage cash.

     Micro-Cap Fund. The Micro-Cap Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of micro-capitalization companies. Micro-capitalization companies are those companies with a market capitalization within the range of the companies included in the Wilshire Micro Cap Index. As of October 31, 2004, such capitalizations are approximately $898 million or less, considerably less than the market capitalization of typical S&P 500 companies.

     The Micro-Cap Fund focuses on undiscovered, small-sized, emerging growth companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     MCM looks for domestic and, to a lesser extent, foreign companies that have strong potential for consistent earnings growth due to:

     - the development of a superior technology or product;

     - changes in technology, regulations and long-term economic trends;

     - solid management; or

     - a high level of profitability.

     There is no limit on the length of operating history for the companies in which the Micro-Cap Fund may invest. The Micro-Cap Fund may also invest in equity securities of foreign companies and larger capitalization companies. The Micro-Cap Fund may invest without limit in IPOs of micro-capitalization companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance. The Micro-Cap Fund may engage in short-term trading of portfolio securities and may write covered call options.

PORTFOLIO INSTRUMENTS AND PRACTICES AND RISKS

     Further information about each Fund's principal and other investment strategies and risks is set forth below.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     Foreign Securities. Each Fund may invest up to 25% of its total assets in foreign securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

     Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

     To the extent a Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund's net currency positions may expose it to risks independent of its securities positions.

     ETFs. The Small Company Fund may use ETFs to manage cash as a principal investment strategy. The Micro-Cap Fund may also use ETFs, although it is not a principal investment strategy of the Fund. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.

     ETFs, like mutual funds, have expenses associated with their operation, including investment advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF's expenses. A Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity of an ETF could result in an ETF being a more volatile investment than owning the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

     IPOs. The Micro-Cap Fund may invest without limit in IPOs of microcapitalization companies as a principal investment strategy. The Small Company Fund may also invest in IPOs, although it is not principal investment strategy of the Small Company Fund.

     Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. A Fund that invests in IPOs may lose all or part of its investments if the companies making the IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

     Derivatives. The Micro-Cap Fund may write covered call options as a principal investment strategy. The Small Company Fund may also use derivative instruments, although it is not a principal investment strategy of the Small Company Fund. Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). A Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. A Fund will not use derivatives for speculative purposes. There can be no assurance that a Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

     The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

     In addition, both the Small Company Fund and the Micro-Cap Fund are subject to the following principal investment risks:

     Stock Market Risk. In addition to, or in spite of, the impact of movements in the overall stock market, the value of a Fund's investments may decline if the particular companies in which the Fund invests do not perform well in the market.

     Stock Selection Risk. In addition to, or in spite of, the impact of movements in the overall stock market, the value of a Fund's investments may decline if the particular companies in which the Fund invests do not perform well in the market.

     Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by MCM regardless of movements in the securities markets.

     Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

     Short-Term Trading Risk. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which could detract from the Fund's performance.

OTHER INVESTMENT STRATEGIES AND RISKS

     Further information about the Funds' other investment strategies and risks is set forth below.

     Borrowing. Money may be borrowed from banks for emergency purposes or redemptions. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. For each Fund, this is a fundamental policy which can be changed only by shareholders. Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

     Securities Lending. The Funds may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Micro-Cap Fund's total assets (including the loan on collateral) and no more than 33 1/3% of the of the value of the Small Company Fund's total assets (including the loan on collateral). With respect to the Micro-Cap Fund, this is a fundamental policy that can be changed only by shareholders. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.

     Temporary and Defensive Investing. Each Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions. Each Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

     When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

OTHER DIFFERENCES IN FUNDAMENTAL POLICIES

     Generally, the Funds' "fundamental policies" (that is, those policies that may be changed only by the vote of a majority of a Fund's outstanding shares) are substantially similar, except as described below. As noted above, the Micro-Cap Fund's restriction on lending of portfolio securities is a fundamental policy; the Small Company Fund's is a non-fundamental policy. The Micro-Cap Fund has adopted the following additional fundamental policies that are not also fundamental policies of the Small Company Fund.

     The Micro-Cap Equity Fund may not:

     - Purchase securities on margin, or make short sales of securities (except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options of futures);

     - Make investments for the purpose of exercising control or management; or

     - Pledge, mortgage or hypothecate its assets other than to secure borrowings (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose).

     While these fundamental policies, taken individually or together, do not generally limit the day-to-day investment activities of the Micro-Cap Fund, shareholders of the Small Company Fund should understand that these policies may place additional limitations on the types of investments in which the Micro-Cap Fund may engage. Furthermore, in the case of the restriction on pledging, this restriction may change the risks to which the Fund is subject. For example, while it is currently anticipated that the Micro-Cap Fund would engage in pledging activities only in connection with borrowing money for redemptions or temporary emergency purposes (as permitted by its limitation on borrowing), pledging assets could decrease the Fund's ability to liquidate assets. If the Fund pledged a large portion of its assets, the ability to meet redemption requests or other obligations could be delayed.

PUBLICATION OF PORTFOLIO HOLDINGS

     The Funds publish a complete list of their respective portfolio holdings as of the end of each calendar month approximately 30 days after the end of such month. The Funds also publish other information relating to their portfolio characteristics as of the end of each calendar month approximately 15 days after the end of such month. The Funds make this information available to the general public on the Munder Funds website (www.munder.com).

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                            AND FINANCIAL HIGHLIGHTS

     The performance data contained in the following commentary is based on Class Y Shares of each Fund for the one-year period ended June 30, 2004. Performance of the Funds' other classes of shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

     Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

SMALL COMPANY FUND

FUND MANAGERS: The Munder Small Company Growth Fund Team

     The Small Company Fund posted a return of 25.57% for the year ended June 30, 2004, relative to the 31.55% return for the Russell 2000 Growth Index and the 26.85% median return for the Lipper universe of small-cap growth mutual funds. The Fund posted a strong absolute return for the year ended June 30, 2004, but lagged its Russell 2000 Growth benchmark. Strength in the financials and health care sectors was offset by relative weakness in the information technology and consumer staples sectors of the Fund. The industrials and consumer discretionary sectors also posted relatively weak returns.

     The largest contributors to relative returns in the financials sector were FPIC Insurance Group, Inc. (0.5% of the Fund) and Cash America International, Inc. (1.9% of the Fund). In the health care sector, eResearchTechnology, Inc. (1.0% of the Fund) and VCA Antech, Inc. were the largest contributors to relative performance during the year. VCA Antech was sold during the year because of valuation concerns.

     In the information technology sector, the major contributions to relative performance came from Alvarion Ltd. (1.2% of the Fund) and Epicor Software Corporation (1.7% of the Fund). This strength, however, was offset by weakness in a number of holdings, including United Online, Inc. (1.2% of the Fund) and Fair Isaac Corporation. Fair Isaac was sold before June 30. In the consumer staples sector, Performance Food Group Company (0.8% of the Fund) detracted the most from relative returns. Tetra Tech, Inc. (0.9% of the Fund) had the largest negative impact on relative returns in the industrials sector. In the consumer discretionary sector, the strength in a number of holdings, including Shuffle Master, Inc. (0.7% of the Fund) and Steiner Leisure Limited (2.0% of the Fund) was offset by relative weakness from other holdings, including The Bombay Company, Inc. (0.7% of the Fund).

HYPOTHETICAL AND TOTAL RETURNS

     The following graph represents the performance of the oldest class of shares of the Small Company Fund, Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Small Company Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

SMALL COMPANY FUND

                                CLASS Y SHARE HYPOTHETICAL

         -----------------------------------------------------------------------
          A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT

                                                                               RUSSELL 2000 GROWTH       LIPPER SMALL-CAP GROWTH
                                                         CLASS Y                     INDEX#                  FUNDS MEDIAN**
                                                         -------               -------------------       -----------------------
6/30/94                                                   10000                       10000                       10000
                                                          10175                       10142                       10168
                                                          10981                       10886                       10907
                                                          11077                       10932                       11011
                                                          11277                       11048                       11201
                                                          10687                       10601                       10775
                                                          11108                       10851                       10973
                                                          10741                       10629                       10833
                                                          11133                       11120                       11279
                                                          11540                       11445                       11611
                                                          11356                       11617                       11708
                                                          11524                       11769                       11847
6/30/95                                                   12251                       12580                       12753
                                                          13362                       13560                       13909
                                                          13386                       13727                       14076
                                                          13858                       14009                       14502
                                                          13745                       13320                       14060
                                                          14161                       13908                       14573
                                                          14442                       14216                       14862
                                                          14554                       14098                       14767
                                                          15120                       14741                       15477
                                                          16074                       15033                       15916
                                                          17568                       16188                       17395
                                                          18530                       17018                       18233
6/30/96                                                   18212                       15912                       17411
                                                          16375                       13969                       15653
                                                          17397                       15003                       16665
                                                          18744                       15775                       17784
                                                          18400                       15096                       17264
                                                          19251                       15515                       17589
                                                          19811                       15818                       17754
                                                          20009                       16213                       18184
                                                          18915                       15234                       17131
                                                          17503                       14158                       15975
                                                          17503                       13994                       15801
                                                          20039                       16097                       17953
6/30/97                                                   21720                       16643                       18997
                                                          23062                       17495                       20247
                                                          23549                       18020                       20652
                                                          26323                       19458                       22342
                                                          24951                       18289                       21289
                                                          24215                       17853                       20921
                                                          24871                       17864                       21105
                                                          24038                       17627                       20784
                                                          25476                       19183                       22499
                                                          26574                       19989                       23581
                                                          26669                       20111                       23744
                                                          24520                       18651                       22082
6/30/98                                                   24446                       18841                       22678
                                                          22966                       17268                       21107
                                                          17677                       13282                       16501
                                                          19310                       14629                       17777
                                                          20411                       15393                       18546
                                                          21776                       16587                       19995
                                                          23074                       18088                       22078
                                                          22984                       18902                       22595
                                                          20192                       17173                       20552
                                                          19204                       17784                       21298
                                                          19919                       19354                       22278
                                                          20413                       19385                       22468
6/30/99                                                   21856                       20407                       24447
                                                          21349                       19776                       24359
                                                          19686                       19037                       23986
                                                          19347                       19404                       24624
                                                          18945                       19901                       25715
                                                          20244                       22004                       28804
                                                          23609                       25882                       33902
                                                          23012                       25641                       33654
                                                          27922                       31608                       41637
                                                          26350                       28286                       39614
                                                          23779                       25429                       35656
                                                          21660                       23201                       32672
6/30/00                                                   26361                       26199                       37608
                                                          25036                       23954                       35119
                                                          28310                       26474                       39319
                                                          26574                       25158                       37809
                                                          23800                       23115                       35302
                                                          19406                       18917                       29322
                                                          21379                       20075                       31900
                                                          23427                       21699                       32560
                                                          19426                       18724                       28360
                                                          17130                       17022                       25654
                                                          19619                       19106                       28817
                                                          19770                       19549                       29345
6/30/01                                                   20774                       20083                       30058
                                                          18740                       18370                       28420
                                                          17516                       17223                       26675
                                                          14794                       14445                       22535
                                                          16101                       15835                       24392
                                                          17531                       17157                       26238
                                                          18686                       18226                       27744
                                                          17518                       17577                       26917
                                                          16364                       16440                       25200
                                                          17753                       17868                       27140
                                                          17712                       17482                       26429
                                                          16722                       16460                       25179
6/30/02                                                   15796                       15064                       23394
                                                          13446                       12749                       20145
                                                          13680                       12742                       20145
                                                          12648                       11822                       18896
                                                          12594                       12420                       19648
                                                          13185                       13651                       21021
                                                          12470                       12709                       19699
                                                          12098                       12364                       19157
                                                          11673                       12034                       18640
                                                          11837                       12215                       18927
                                                          12814                       13371                       20481
                                                          13968                       14878                       22351
6/30/03                                                   14408                       15165                       22916
                                                          15412                       16311                       24300
                                                          15893                       17187                       25688
                                                          15660                       16752                       25030
                                                          16870                       18200                       27270
                                                          17434                       18793                       28154
                                                          17324                       18878                       28154
                                                          17970                       19869                       29345
                                                          17984                       19839                       29298
                                                          17943                       19932                       29228
                                                          17503                       18932                       27755
                                                          17642                       19308                       28243
6/30/04                                                   18093                       19951                       29059

                            GROWTH OF A $10,000 INVESTMENT(1)

         -----------------------------------------------------------------------

                                                         RUSSELL 2000    LIPPER SMALL-
                                    WITH      WITHOUT       GROWTH         CAP GROWTH
CLASS AND INCEPTION DATE            LOAD       LOAD         INDEX#       FUNDS MEDIAN**
---------------------------------------------------------------------------------------
CLASS A
  (11/23/92)                       $16,915*   $17,901      $19,951          $29,059
CLASS B
  (4/28/94)                            N/A     16,649       19,951           29,059
CLASS C
  (9/26/95)                            N/A     12,127       14,241           20,038
CLASS K
  (11/23/92)                           N/A     17,642       19,951           29,059
CLASS Y
  (12/1/91)                            N/A     18,093       19,951           29,059

                               AVERAGE ANNUAL TOTAL RETURNS

         -----------------------------------------------------------------------

                                ONE                FIVE               TEN                  SINCE
                       ONE      YEAR     FIVE      YEARS     TEN     YEARS     SINCE     INCEPTION
CLASS AND              YEAR    W/OUT     YEARS     W/OUT    YEARS    W/OUT   INCEPTION     W/OUT
INCEPTION DATE        W/LOAD    LOAD    W/LOAD     LOAD     W/LOAD   LOAD     W/LOAD       LOAD
--------------------------------------------------------------------------------------------------
CLASS A
 (11/23/92)           18.36%*  25.22%   (4.74)%*  (3.66)%   5.40%*   6.00%     4.95%*      5.46%
CLASS B
 (4/28/94)            19.47%+  24.47%    (4.99)+  (4.63)%     N/A    5.23%       N/A       4.33%
CLASS C
 (9/26/95)            23.37%   24.37%       N/A   (4.65)%     N/A      N/A       N/A       2.23%
CLASS K
 (11/23/92)              N/A   25.34%       N/A   (3.94)%     N/A    5.84%       N/A       5.33%
CLASS Y
 (12/1/91)               N/A   25.57%       N/A   (3.71)%     N/A    6.11%       N/A       6.92%

------------------------------------

(1) Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*   Reflects the deduction of the maximum sales charge of 5.50% for Class A
    Shares.

+ Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

# The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 12/1/92, 5/1/94, 10/1/95, 12/1/92, and 12/1/91,
    respectively.

** The Lipper Small-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 12/1/92, 5/1/94, 10/1/95, 12/1/92, and 12/1/91, respectively.

MICRO-CAP FUND

FUND MANAGERS: The Munder Micro-Cap Equity Fund Team

     The Micro-Cap Fund earned a return of 46.71% for the year ended June 30, 2004, relative to the 49.51% return for the Wilshire Micro-Cap Index, the 33.37% return for the Russell 2000 Index and the 33.24% median return for the Lipper universe of small-cap core mutual funds. The Micro-Cap Fund had a strong absolute return for the year. Although it lagged its Wilshire Micro-Cap benchmark, it outperformed both the Russell 2000 Index and the median return of its Lipper universe of small-cap core mutual funds. For the year ended June 30, 2004, the largest boost to relative returns came from the financials and consumer discretionary sectors. Strength in these sectors, however, was offset by relative weakness in the materials and information technology sectors.

     Orleans Homebuilders, Inc., which is classified in the real estate segment of the financials sector, combines both homebuilding and mortgage lending activity. The stock (0.3% of the Fund) was one of the major contributors to Fund performance during the year. Other strong performers in the financials sector included New Century Financial Corporation (2.3% of the Fund) and Newcastle Investment Corp. (1.8% of the Fund). Among the consumer discretionary holdings, Noble International, Ltd. (a manufacturer and supplier of services to the automotive industry and 1.3% of the Fund) and Drew Industries Incorporated (a manufacturer and marketer of manufactured home and recreational vehicle components and 2.6% of the Fund) made the strongest contribution to relative returns.

     Relative weakness in the materials sector of the Fund was primarily due to NN, Inc. (0.7% of the Fund), a manufacturer and supplier of precision steel balls and rollers. Returns in that sector were also held back due to the lack of a position in strong performers represented in the Wilshire Micro-Cap Index, including Century Aluminum Company, Terra Industries Inc. and Oregon Steel Mills, Inc. In the information technology sector of the Fund, the lack of a position in Redback Networks Inc. was a strong positive for relative performance. However, that positive factor was offset by positions in stocks that underperformed for the twelve-month period, including White Electronic Designs Corporation (0.4% of the Fund), Cray, Inc. (0.7% of the Fund) and RADWARE Ltd. (0.7% of the Fund).

HYPOTHETICAL AND TOTAL RETURNS

     The following graph represents the performance of the Micro-Cap Fund since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Micro-Cap Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MICRO-CAP FUND

                                CLASS Y SHARE HYPOTHETICAL

         -----------------------------------------------------------------------

          A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (MUNDER CAPITAL CHART)

                                                                WILSHIRE MICRO-CAP                             LIPPER SMALL-CAP
                                              CLASS Y                 INDEX#          RUSSELL 2000 INDEX#    CORE FUNDS MEDIAN**
                                              -------           ------------------    -------------------    -------------------
12/26/96                                       10000                  10000                  10000                  10000
                                               10120                  10000                  10000                  10000
                                               10600                  10474                  10200                  10232
                                               10910                  10253                   9952                  10107
                                               10130                   9789                   9482                   9740
                                                9780                   9474                   9509                   9737
                                               11260                  10382                  10566                  10746
6/30/97                                        12830                  11052                  11020                  11334
                                               14670                  11620                  11532                  11988
                                               16050                  12119                  11796                  12246
                                               18060                  13252                  12660                  13098
                                               17970                  12791                  12104                  12640
                                               17700                  12546                  12025                  12542
                                               17366                  12419                  12236                  12730
                                               17116                  12331                  12042                  12513
                                               18394                  13083                  12932                  13422
                                               19049                  13724                  13465                  14021
                                               18965                  14016                  13539                  14108
                                               17780                  13328                  12809                  13417
6/30/98                                        17728                  13266                  12836                  13313
                                               16721                  12422                  11798                  12395
                                               12312                   9807                   9507                  10005
                                               12707                  10167                  10251                  10408
                                               13092                  10380                  10669                  10803
                                               14985                  11180                  11228                  11383
                                               16396                  11497                  11923                  11995
                                               16183                  12026                  12082                  11830
                                               15450                  11202                  11103                  10906
                                               14951                  10873                  11277                  10892
                                               17086                  11862                  12287                  11779
                                               17850                  12154                  12466                  12082
6/30/99                                        19401                  13146                  13030                  12745
                                               19518                  13276                  12673                  12651
                                               19687                  12875                  12204                  12195
                                               19400                  12709                  12206                  12121
                                               20133                  12642                  12255                  12088
                                               24126                  14077                  12987                  12659
                                               28693                  16194                  14457                  13632
                                               30202                  17120                  14224                  13230
                                               38039                  21816                  16573                  14639
                                               36160                  19549                  15480                  14903
                                               30042                  16316                  14548                  14582
                                               25773                  14691                  13700                  14094
6/30/00                                        30764                  17666                  14895                  14975
                                               28438                  17289                  14415                  14663
                                               32505                  18341                  15515                  15829
                                               29509                  17673                  15059                  15484
                                               26974                  16379                  14387                  15163
                                               23138                  14682                  12911                  13824
                                               24765                  14888                  14020                  15215
                                               27611                  17167                  14751                  15850
                                               24489                  16143                  13783                  15014
                                               22063                  15502                  13109                  14340
                                               25008                  16471                  14134                  15430
                                               27093                  17870                  14482                  15902
6/30/01                                        28273                  18491                  14982                  16319
                                               26817                  17908                  14171                  15986
                                               25007                  17244                  13713                  15594
                                               21588                  14993                  11868                  13707
                                               24401                  16053                  12562                  14400
                                               26454                  17174                  13534                  15367
                                               28879                  18472                  14369                  16319
                                               28273                  18862                  14220                  16275
                                               26178                  17876                  13830                  16029
                                               29112                  19433                  14942                  17271
                                               29674                  19745                  15078                  17513
                                               29013                  19509                  14409                  16914
6/30/02                                        28086                  19011                  13694                  16070
                                               23597                  16602                  11626                  13881
                                               23277                  16516                  11596                  13937
                                               21114                  15162                  10763                  12981
                                               21621                  15650                  11109                  13318
                                               22481                  17547                  12100                  14196
                                               22603                  16903                  11426                  13652
                                               22427                  17100                  11109                  13260
                                               21289                  16813                  10774                  12856
                                               21168                  17070                  10913                  12974
                                               22923                  18762                  11947                  14056
                                               25371                  21569                  13229                  15337
6/30/03                                        26850                  22915                  13469                  15689
                                               28451                  24991                  14312                  16488
                                               29609                  26220                  14967                  17260
                                               30965                  27455                  14690                  16958
                                               34560                  30152                  15924                  18368
                                               36315                  31680                  16490                  19044
                                               37230                  32498                  16824                  19515
                                               38533                  35494                  17555                  20165
                                               39558                  35501                  17713                  20483
                                               40255                  35334                  17877                  20659
                                               38334                  33938                  16966                  19874
                                               38193                  33613                  17235                  20085
6/30/04                                        39393                  34261                  17961                  20925

                              GROWTH OF A $10,000 INVESTMENT

         -----------------------------------------------------------------------

                                                                              LIPPER
                                                    WILSHIRE     RUSSELL    SMALL-CAP
                               WITH      WITHOUT    MICRO-CAP     2000      CORE FUNDS
CLASS AND INCEPTION DATE       LOAD       LOAD       INDEX#      INDEX#      MEDIAN**
--------------------------------------------------------------------------------------
CLASS A
  (12/26/96)                  $36,572*   $38,694     $34,261     $17,961     $20,925
CLASS B
  (2/24/97)                       N/A     33,304      33,416      18,047      20,703
CLASS C
  (3/31/97)                       N/A     36,173      35,002      18,941      21,482
CLASS K
  (12/31/96)                      N/A     38,247      34,261      17,961      20,925
CLASS Y
  (12/26/96)                      N/A     39,393      34,261      17,961      20,925

                               AVERAGE ANNUAL TOTAL RETURNS

         -----------------------------------------------------------------------

                                     ONE                 FIVE                    SINCE
                           ONE       YEAR      FIVE     YEARS       SINCE      INCEPTION
                           YEAR     W/OUT     YEARS     W/OUT     INCEPTION      W/OUT
CLASS AND INCEPTION DATE  W/LOAD     LOAD     W/LOAD     LOAD      W/LOAD        LOAD
----------------------------------------------------------------------------------------
CLASS A
  (12/26/96)              38.30%*   46.33%    13.64%*   14.94%     18.84%*      19.73%
CLASS B
  (2/24/97)               40.22%+   45.22%    13.85%+   14.08%        N/A       17.78%
CLASS C
  (3/31/97)               44.20%+   45.20%       N/A    14.08%        N/A       19.40%
CLASS K
  (12/31/96)                 N/A    46.31%       N/A    14.96%        N/A       19.59%
CLASS Y
  (12/26/96)                 N/A    46.71%       N/A    15.22%        N/A       20.02%

------------------------------------

*  Reflects the deduction of the maximum sales charge of 5.50% for Class A
   Shares.

+ Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

# The Wilshire Micro-Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half of the Dow Jones Wilshire 5000 Index (based on market capitalization). The Wilshire 5000 Index contains all U.S. headquartered equity securities with readily available price data. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 1/1/97, 3/1/97, 4/1/97, 1/1/97, and 1/1/97, respectively.

** The Lipper Small-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 1/1/97, 3/1/97, 4/1/97, 1/1/97, and 1/1/97, respectively.

FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand each Fund's financial performance of the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Funds' financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Funds' most recent annual reports. You may obtain the annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

                                                       SMALL COMPANY FUND (A)
                                   --------------------------------------------------------------
                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED
                                   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                                    CLASS A      CLASS A      CLASS A      CLASS A      CLASS A
                                   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period                              $10.35       $11.37       $15.01      $ 20.18      $ 16.53
                                     ------       ------       ------      -------      -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                   (0.17)       (0.12)       (0.11)       (0.11)       (0.15)
Net realized and unrealized
 gain/(loss) on investments            2.78        (0.90)       (3.53)       (4.09)        3.80
                                     ------       ------       ------      -------      -------
Total from investment operations       2.61        (1.02)       (3.64)       (4.20)        3.65
                                     ------       ------       ------      -------      -------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains                                   --           --           --        (0.44)          --
Distributions in excess of net
 realized gains                          --           --           --        (0.42)          --
Distributions from capital               --           --           --        (0.11)          --
                                     ------       ------       ------      -------      -------
Total distributions                      --           --           --        (0.97)          --
                                     ------       ------       ------      -------      -------
Net asset value, end of period       $12.96       $10.35       $11.37      $ 15.01      $ 20.18
                                     ======       ======       ======      =======      =======
TOTAL RETURN (B)                      25.22%       (9.05)%     (24.18)%     (21.39)%      22.26%
                                     ======       ======       ======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                              $6,224       $5,052       $6,288      $11,151      $16,611
Ratio of operating expenses to
 average net assets                    1.66%        1.64%        1.33%        1.28%        1.26%
Ratio of net investment loss to
 average net assets                   (1.36)%      (1.30)%      (0.91)%      (0.69)%      (0.89)%
Portfolio turnover rate                 111%          65%          61%         162%         158%
Ratio of operating expenses to
 average net assets without
 expense waivers                       1.66%        1.64%        1.33%        1.28%        1.26%

------------------------------------
(a) The Munder Small Company Growth Fund Class A Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.

                                                      SMALL COMPANY FUND (A)
                                  --------------------------------------------------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                  6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                                   CLASS B      CLASS B      CLASS B      CLASS B      CLASS B
                                  ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period                             $ 9.36       $10.37       $13.78       $18.75       $15.71
                                    ------       ------       ------       ------       ------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                  (0.23)       (0.17)       (0.19)       (0.22)       (0.26)
Net realized and unrealized
 gain/(loss) on investments           2.52        (0.84)       (3.22)       (3.78)        3.30
                                    ------       ------       ------       ------       ------
Total from investment operations      2.29        (1.01)       (3.41)       (4.00)        3.04
                                    ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains                                  --           --           --        (0.44)          --
Distributions in excess of net
 realized gains                         --           --           --        (0.42)          --
Distributions from capital              --           --           --        (0.11)          --
                                    ------       ------       ------       ------       ------
Total distributions                     --           --           --        (0.97)          --
                                    ------       ------       ------       ------       ------
Net asset value, end of period      $11.65       $ 9.36       $10.37       $13.78       $18.75
                                    ======       ======       ======       ======       ======
TOTAL RETURN (B)                     24.47%       (9.83)%     (24.67)%     (21.88)%      19.49%
                                    ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                             $2,377       $2,821       $4,397       $6,691       $8,562
Ratio of operating expenses to
 average net assets                   2.41%        2.39%        2.08%        2.03%        2.01%
Ratio of net investment loss to
 average net assets                  (2.11)%      (2.05)%      (1.66)%      (1.44)%      (1.64)%
Portfolio turnover rate                111%          65%          61%         162%         158%
Ratio of operating expenses to
 average net assets without
 expense waivers                      2.41%        2.39%        2.08%        2.03%        2.01%

------------------------------------
(a) The Munder Small Company Growth Fund Class B Shares commenced operations on April 28, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.

                                                      SMALL COMPANY FUND (A)
                                  --------------------------------------------------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                  6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                                   CLASS C      CLASS C      CLASS C      CLASS C      CLASS C
                                  ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period                             $ 9.52       $10.55       $14.01       $19.07       $15.97
                                    ------       ------       ------       ------       ------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                  (0.24)       (0.17)       (0.19)       (0.22)       (0.26)
Net realized and unrealized
 gain/(loss) on investments           2.56        (0.86)       (3.27)       (3.87)        3.36
                                    ------       ------       ------       ------       ------
Total from investment operations      2.32        (1.03)       (3.46)       (4.09)        3.10
                                    ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains                                  --           --           --        (0.44)          --
Distributions in excess of net
 realized gains                         --           --           --        (0.42)          --
Distributions from capital              --           --           --        (0.11)          --
                                    ------       ------       ------       ------       ------
Total distributions                     --           --           --        (0.97)          --
                                    ------       ------       ------       ------       ------
Net asset value, end of period      $11.84       $ 9.52       $10.55       $14.01       $19.07
                                    ======       ======       ======       ======       ======
TOTAL RETURN (B)                     24.37%       (9.76)%     (24.70)%     (21.95)%      19.49%
                                    ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                             $1,527       $1,293       $1,729       $2,584       $3,352
Ratio of operating expenses to
 average net assets                   2.41%        2.39%        2.08%        2.03%        2.01%
Ratio of net investment loss to
 average net assets                  (2.11)%      (2.05)%      (1.66)%      (1.44)%      (1.64)%
Portfolio turnover rate                111%          65%          61%         162%         158%
Ratio of operating expenses to
 average net assets without
 expense waivers                      2.41%        2.39%        2.08%        2.03%        2.01%

------------------------------------
(a) The Munder Small Company Growth Fund Class C Shares commenced operations on September 26, 1995.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.

                                                      SMALL COMPANY FUND (A)
                                  --------------------------------------------------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                  6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                                   CLASS K      CLASS K      CLASS K      CLASS K      CLASS K
                                  ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period                             $10.18       $11.19      $ 14.75      $ 19.88      $ 16.54
                                    ------       ------      -------      -------      -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                  (0.16)       (0.12)       (0.11)       (0.11)       (0.15)
Net realized and unrealized
 gain/(loss) on investments           2.74        (0.89)       (3.45)       (4.05)        3.49
                                    ------       ------      -------      -------      -------
Total from investment operations      2.58        (1.01)       (3.56)       (4.16)        3.34
                                    ------       ------      -------      -------      -------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains                                  --           --           --        (0.44)          --
Distributions in excess of net
 realized gains                         --           --           --        (0.42)          --
Distributions from capital              --           --           --        (0.11)          --
                                    ------       ------      -------      -------      -------
Total distributions                     --           --           --        (0.97)          --
                                    ------       ------      -------      -------      -------
Net asset value, end of period      $12.76       $10.18      $ 11.19      $ 14.75      $ 19.88
                                    ======       ======      =======      =======      =======
TOTAL RETURN (B)                     25.34%       (9.11)%     (24.07)%     (21.43)%      20.33%
                                    ======       ======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                             $3,996       $6,184      $10,506      $25,378      $55,092
Ratio of operating expenses to
 average net assets                   1.66%        1.64%        1.33%        1.28%        1.26%
Ratio of net investment loss to
 average net assets                  (1.36)%      (1.30)%      (0.91)%      (0.69)%      (0.89)%
Portfolio turnover rate                111%          65%          61%         162%         158%
Ratio of operating expenses to
 average net assets without
 expense waivers                      1.66%        1.64%        1.33%        1.28%        1.26%

------------------------------------
(a) The Munder Small Company Growth Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Per share numbers have been calculated using the average shares method.

                                                      SMALL COMPANY FUND (A)
                                  --------------------------------------------------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                  6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                                   CLASS Y      CLASS Y      CLASS Y      CLASS Y      CLASS Y
                                  ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period                            $ 10.48      $ 11.49      $ 15.11      $ 20.29      $ 16.83
                                   -------      -------      -------      -------      -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                  (0.14)       (0.10)       (0.08)       (0.07)       (0.11)
Net realized and unrealized
 gain/(loss) on investments           2.82        (0.91)       (3.54)       (4.14)        3.57
                                   -------      -------      -------      -------      -------
Total from investment operations      2.68        (1.01)       (3.62)       (4.21)        3.46
                                   -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains                                  --           --           --        (0.44)          --
Distributions in excess of net
 realized gains                         --           --           --        (0.42)          --
Distributions from capital              --           --           --        (0.11)          --
                                   -------      -------      -------      -------      -------
Total distributions                     --           --           --        (0.97)          --
                                   -------      -------      -------      -------      -------
Net asset value, end of period     $ 13.16      $ 10.48      $ 11.49      $ 15.11      $ 20.29
                                   =======      =======      =======      =======      =======
TOTAL RETURN (B)                     25.57%       (8.79)%     (23.96)%     (21.20)%      20.63%
                                   =======      =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                            $20,648      $30,914      $38,470      $62,348      $122,547
Ratio of operating expenses to
 average net assets                   1.41%        1.39%        1.08%        1.03%        1.01%
Ratio of net investment loss to
 average net assets                  (1.11)%      (1.05)%      (0.66)%      (0.44)%      (0.64)%
Portfolio turnover rate                111%          65%          61%         162%         158%
Ratio of operating expenses to
 average net assets without
 expense waivers                      1.41%        1.39%        1.08%        1.03%        1.01%

------------------------------------
(a) The Munder Small Company Growth Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated.
(c) Per share numbers have been calculated using the average shares method.

                                                         MICRO-CAP FUND (A)
                                   --------------------------------------------------------------
                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED
                                   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                                    CLASS A      CLASS A      CLASS A      CLASS A      CLASS A
                                   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period                             $  23.96     $ 25.12      $ 25.38      $ 28.80      $ 18.16
                                    --------     -------      -------      -------      -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                    (0.15)      (0.20)       (0.27)       (0.31)       (0.32)
Net realized and unrealized
 gain/(loss) on investments            11.24       (0.96)        0.01        (2.10)       10.96
                                    --------     -------      -------      -------      -------
Total from investment operations       11.09       (1.16)       (0.26)       (2.41)       10.64
                                    --------     -------      -------      -------      -------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains                                    --          --           --        (1.00)          --
Distributions in excess of net
 realized gains                           --          --           --        (0.01)          --
                                    --------     -------      -------      -------      -------
Total distributions                       --          --           --        (1.01)          --
                                    --------     -------      -------      -------      -------
Short-term trading fees                 0.01          --           --           --           --
                                    --------     -------      -------      -------      -------
Net asset value, end of period      $  35.06     $ 23.96      $ 25.12      $ 25.38      $ 28.80
                                    ========     =======      =======      =======      =======
TOTAL RETURN (B)                       46.33%      (4.66)%      (0.99)%      (8.43)%      58.59%
                                    ========     =======      =======      =======      =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                             $144,184     $62,027      $56,222      $34,017      $35,960
Ratio of operating expenses to
 average net assets                     1.80%       1.98%        1.66%        1.65%        1.68%
Ratio of net investment loss to
 average net assets                    (0.47)%     (1.00)%      (1.12)%      (1.28)%      (1.23)%
Portfolio turnover rate                   52%         66%         118%         142%         187%
Ratio of operating expenses to
 average net assets without
 expense waivers                        1.81%       1.99%        1.67%        1.65%        1.68%

------------------------------------
(a) The Munder Micro-Cap Equity Fund Class A Shares commenced operations on December 26, 1996.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.

                                                         MICRO-CAP FUND (A)
                                   --------------------------------------------------------------
                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED
                                   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                                    CLASS B      CLASS B      CLASS B      CLASS B      CLASS B
                                   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period                             $ 22.81      $ 24.10      $ 24.52      $ 28.02      $ 17.84
                                    -------      -------      -------      -------      -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                   (0.37)       (0.34)       (0.43)       (0.47)       (0.50)
Net realized and unrealized
 gain/(loss) on investments           10.69        (0.95)        0.01        (2.02)       10.68
                                    -------      -------      -------      -------      -------
Total from investment operations      10.32        (1.29)       (0.42)       (2.49)       10.18
                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains                                   --           --           --        (1.00)          --
Distributions in excess of net
 realized gains                          --           --           --        (0.01)          --
                                    -------      -------      -------      -------      -------
Total distributions                      --           --           --        (1.01)          --
                                    -------      -------      -------      -------      -------
Short-term trading fees                0.01           --           --           --           --
                                    -------      -------      -------      -------      -------
Net asset value, end of period      $ 33.14      $ 22.81      $ 24.10      $ 24.52      $ 28.02
                                    =======      =======      =======      =======      =======
TOTAL RETURN (B)                      45.22%       (5.35)%      (1.67)%      (8.97)%      57.06%
                                    =======      =======      =======      =======      =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                             $55,158      $40,548      $49,062      $40,095      $45,480
Ratio of operating expenses to
 average net assets                    2.55%        2.73%        2.41%        2.40%        2.43%
Ratio of net investment loss to
 average net assets                   (1.22)%      (1.75)%      (1.87)%      (2.03)%      (1.98)%
Portfolio turnover rate                  52%          66%         118%         142%         187%
Ratio of operating expenses to
 average net assets without
 expense waivers                       2.56%        2.74%        2.42%        2.40%        2.43%

------------------------------------
(a) The Munder Micro-Cap Equity Fund Class B Shares commenced operations on February 24, 1997.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.

                                                         MICRO-CAP FUND (A)
                                   --------------------------------------------------------------
                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED
                                   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                                    CLASS C      CLASS C      CLASS C      CLASS C      CLASS C
                                   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period                             $ 22.82      $ 24.11      $ 24.53      $ 28.03      $ 17.85
                                    -------      -------      -------      -------      -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                   (0.37)       (0.34)       (0.44)       (0.47)       (0.50)
Net realized and unrealized
 gain/(loss) on investments           10.69        (0.95)        0.02        (2.02)       10.68
                                    -------      -------      -------      -------      -------
Total from investment operations      10.32        (1.29)       (0.42)       (2.49)       10.18
                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains                                   --           --           --        (1.00)          --
Distributions in excess of net
 realized gains                          --           --           --        (0.01)          --
                                    -------      -------      -------      -------      -------
Total distributions                      --           --           --        (1.01)          --
                                    -------      -------      -------      -------      -------
Short-term trading fees                0.01           --           --           --           --
                                    -------      -------      -------      -------      -------
Net asset value, end of period      $ 33.15      $ 22.82      $ 24.11      $ 24.53      $ 28.03
                                    =======      =======      =======      =======      =======
TOTAL RETURN (B)                      45.20%       (5.35)%      (1.67)%      (8.93)%      56.97%
                                    =======      =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                             $50,341      $25,175      $28,050      $19,276      $20,588
Ratio of operating expenses to
 average net assets                    2.55%        2.73%        2.41%        2.40%        2.43%
Ratio of net investment loss to
 average net assets                   (1.22)%      (1.75)%      (1.87)%      (2.03)%      (1.98)%
Portfolio turnover rate                  52%          66%         118%         142%         187%
Ratio of operating expenses to
 average net assets without
 expense waivers                       2.56%        2.74%        2.42%        2.40%        2.43%

------------------------------------
(a) The Munder Micro-Cap Equity Fund Class C Shares commenced operations on March 31, 1997.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.

                                                         MICRO-CAP FUND (A)
                                   --------------------------------------------------------------
                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED
                                   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                                    CLASS K      CLASS K      CLASS K      CLASS K      CLASS K
                                   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period                              $23.96       $25.13       $25.37       $28.75       $18.15
                                     ------       ------       ------       ------       ------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                   (0.15)       (0.20)       (0.27)       (0.31)       (0.31)
Net realized and unrealized
 gain/(loss) on investments           11.25        (0.97)        0.03        (2.06)       10.91
                                     ------       ------       ------       ------       ------
Total from investment operations      11.10        (1.17)       (0.24)       (2.37)       10.60
                                     ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains                                   --           --           --        (1.00)          --
Distributions in excess of net
 realized gains                          --           --           --        (0.01)          --
                                     ------       ------       ------       ------       ------
Total distributions                      --           --           --        (1.01)          --
                                     ------       ------       ------       ------       ------
Short-term trading fees                0.01           --           --           --           --
                                     ------       ------       ------       ------       ------
Net asset value, end of period       $35.07       $23.96       $25.13       $25.37       $28.75
                                     ======       ======       ======       ======       ======
TOTAL RETURN (B)                      46.31%       (4.62)%      (0.95)%      (8.30)%      58.40%
                                     ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                              $5,693       $3,989       $5,300       $7,014       $6,393
Ratio of operating expenses to
 average net assets                    1.80%        1.98%        1.66%        1.65%        1.68%
Ratio of net investment loss to
 average net assets                   (0.47)%      (1.00)%      (1.12)%      (1.28)%      (1.23)%
Portfolio turnover rate                  52%          66%         118%         142%         187%
Ratio of operating expenses to
 average net assets without
 expense waivers                       1.81%        1.99%        1.67%        1.65%        1.68%

------------------------------------
(a) The Munder Micro-Cap Equity Fund Class K Shares commenced operations on December 31, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Per share numbers have been calculated using the average shares method.

                                                         MICRO-CAP FUND (A)
                                   --------------------------------------------------------------
                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED
                                   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                                    CLASS Y      CLASS Y      CLASS Y      CLASS Y      CLASS Y
                                   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period                              $24.34       $25.46      $ 25.63      $ 28.97      $ 18.27
                                     ------       ------      -------      -------      -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                   (0.07)       (0.15)       (0.21)       (0.25)       (0.25)
Net realized and unrealized
 gain/(loss) on investments           11.43        (0.97)        0.04        (2.08)       10.95
                                     ------       ------      -------      -------      -------
Total from investment operations      11.36        (1.12)       (0.17)       (2.33)       10.70
                                     ------       ------      -------      -------      -------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains                                   --           --           --        (1.00)          --
Distributions in excess of net
 realized gains                          --           --           --        (0.01)          --
                                     ------       ------      -------      -------      -------
Total distributions                      --           --           --        (1.01)          --
                                     ------       ------      -------      -------      -------
Short-term trading fees                0.01           --           --           --           --
                                     ------       ------      -------      -------      -------
Net asset value, end of period       $35.71       $24.34      $ 25.46      $ 25.63      $ 28.97
                                     ======       ======      =======      =======      =======
TOTAL RETURN (B)                      46.71%       (4.40)%      (0.66)%      (8.10)%      58.57%
                                     ======       ======      =======      =======      =======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)                              $9,928       $8,576      $13,515      $12,560      $22,737
Ratio of operating expenses to
 average net assets                    1.55%        1.73%        1.41%        1.40%        1.43%
Ratio of net investment loss to
 average net assets                   (0.22)%      (0.75)%      (0.87)%      (1.03)%      (1.02)%
Portfolio turnover rate                  52%          66%         118%         142%         187%
Ratio of operating expenses to
 average net assets without
 expense waivers                       1.56%        1.74%        1.42%        1.40%        1.43%

------------------------------------
(a) The Munder Micro-Cap Equity Fund Class Y Shares commenced operations on December 26, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Per share numbers have been calculated using the average shares method.

                   HOW TO PURCHASE, SELL AND EXCHANGE SHARES

PURCHASE INFORMATION

Who May Purchase Shares

Class A, Class B & Class C Shares

     All investors are eligible to purchase Class A, Class B or Class C shares.

Class K Shares

     Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers. The Funds may refuse purchase orders from ineligible investors who select Class K shares. Alternatively, ineligible investors may be issued Class A shares.

Class Y Shares

     Only the following investors may purchase Class Y shares:

     - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients);

     - directors, trustees, officers and employees of the Munder Funds or MCM;

     - MCM's investment advisory clients; and

     - family members of employees of MCM.

     The Funds may refuse purchase orders from ineligible investors who select Class Y shares. Alternatively, ineligible investors may be issued Class A shares.

Methods for Purchasing Shares

     Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

     Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds' distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

     For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

          The Munder Funds
          P.O. Box 9701
          Providence, RI 02940

     or by overnight delivery to:

          The Munder Funds
          101 Sabin Street
          Pawtucket, RI 02860

     You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

     You must also specify the class of shares being purchased on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares.

     For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

     For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below.

     To obtain an Account Application, your account number or more information, call (800) 438-5789.

          Wire Instructions
          Bank ABA/Routing #: 031000053
          Bank Account Number: 8606905396
          Bank Account Name: The Munder Funds
          RFB: (Fund Name and Class)
          OBI: (Your Name and Acct #)

     You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer

     For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed and you must not decline your electronic funds transfer purchase privilege. Once your account has been established you can make investments by electronic funds transfer ("EFT").

     For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT. To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com. Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan ("AIP")

     Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days' written notice to you.

Policies for Purchasing Shares

Verification of Identity

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

     - Name;

     - Date of birth (for individuals);

     - Residential or business street address (although post office boxes are still permitted for mailing); and

     - Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

     Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

     After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value ("NAV") next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed.

Investment Minimums (Class A, B & C Shares)

     The minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts ("IRAs"), Education Savings Accounts ("ESAs"), 403(b), Uniform Gifts to Minor Act ("UGMA") and Uniform Transfers to Minors Act ("UTMA") accounts is $500 per Fund. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the AIP, the minimum initial and subsequent investment per Fund is $50.

     Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

     We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders. If you wish to invest more than $100,000, you should purchase Class A or Class C shares.

Investment Minimums (Class K Shares)

     There is no minimum initial or subsequent investment for Class K shares.

Investment Minimums (Class Y Shares)

     The minimum initial investment by institutional investors is $1 million. Other eligible investors are not subject to any minimum. There is no minimum for subsequent investments by any investor in Class Y shares.

     We reserve the right to waive any investment minimum.

Accounts Below Minimums

     If your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6. Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

     We further reserve the right, upon 30 days' advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. A CDSC may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 60 days of your purchase.

Timing of Orders

     Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds' distributor or transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary, before the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

REDEMPTION INFORMATION

Methods for Redeeming Shares

     Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

     Contact your broker, financial intermediary or other financial institution for more information.

By Mail

     You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below).

     All redemption requests should be sent to:

          The Munder Funds
          P.O. Box 9701
          Providence, RI 02940

     or by overnight delivery to:

          The Munder Funds
          101 Sabin Street
          Pawtucket, RI 02860

     For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

     For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

     If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving $50,000 or less per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

     The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day's closing share price.

     You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

     If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal Identification Number
(PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

     As with redemptions by telephone the Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

     You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan ("SWP")

     If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

     Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days' advance written notice to you.

Policies For Redeeming Shares

Where Proceeds Are Sent

     In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

     If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

     If you redeem or exchange shares of a Fund within 60 days of purchase, we may apply a 2% redemption/short-term trading fee (in addition to any other applicable CDSC upon redemption or exchange based on net assets at the time of the transaction.

     Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange from to, among other things, offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

     Exemptions from short-term trading fees apply to accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction involved is not inconsistent with the Funds' policies on excessive trading and market timing.

     No short-term trading fee will be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum or because a Fund is unable to verify an accountholder's identity within a reasonable time after the account is opened.

Medallion Signature Guarantee

     For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

     - redemption proceeds greater than $50,000;

     - redemption proceeds not being made payable to the record owner of the account;

     - redemption proceeds not being mailed to the address of record on the account;

     - redemption proceeds being mailed to address of record that has changed within the last 30 days;

     - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;

     - change in ownership or registration of the account; or

     - changes to banking information without a voided check being supplied.

     We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K or Class Y share redemptions. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("NYSE MSP"). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

     Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

     During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

Methods For Exchanging Shares

     Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

     Contact your broker, financial intermediary or other financial institution for more information.

By Mail

     You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration.

     All exchange requests should be sent to:

          The Munder Funds
          P.O. Box 9701
          Providence, RI 02940

     or by overnight delivery to:

          The Munder Funds
          101 Sabin Street
          Pawtucket, RI 02860

By Telephone

     If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

     The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day's closing share price.

By Internet

     If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number
(PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789. The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day's closing share price.

Policies For Exchanging Shares

     - You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

     - If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

     - Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

     - Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange. Any Class C or II shares of a Fund you held on October 31, 2003 (the date on which such shares were converted and/or reclassified as Class C shares of the Fund) that can be traced back to a purchase of Class II shares will be subject to a one-year CDSC period (calculated from the time of purchase of the Class II shares) rather than the eighteen-month CDSC period that applied at the time of the original purchase of the Class II shares.

     - You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

     - A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

     - Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

     - The exchange privilege is not intended to promote short-term trading by shareholders. Excessive trading activity may interfere with portfolio management and may have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual, group or account who, in our view, is likely to engage in excessive trading, or any order considered to be market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable. In addition, the Fund may limit the number of "round trip" exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities. Exchanges of shares of the Munder Money Market Funds are exempt from this policy.

     - Brokers or financial intermediaries may charge you a fee for handling exchanges.

     - We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND REDEMPTIONS

     - We consider purchase, exchange or redemption orders to be in "proper form" when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

     - We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

     - At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

     - We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission ("SEC").

     - To limit the Funds' expenses, we no longer issue share certificates.

     - We may temporarily stop redeeming shares if: (i) the NYSE is closed; (ii) trading on the NYSE is restricted; (iii) an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or (iv) the SEC orders the Fund to suspend redemptions.

     - We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, MCM, the Funds' distributor nor the Funds' transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

     - If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

     - Normally we send redemption amounts to you on the next business day (but not more than seven business days) after we receive your request in proper form, except as described below in the case of shares purchased by check.

     - We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

     For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

APPLICABLE SALES CHARGE

Front-End Sales Charge -- Class A Shares

     You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

                                            SALES CHARGE AS A
                                              PERCENTAGE OF:
                                       ----------------------------
                                       OFFERING PRICE    NET AMOUNT
AMOUNT OF PURCHASE                           %           INVESTED %
------------------                     --------------    ----------
Less than $25,000                           5.50            5.82
$25,000 but less than $50,000               5.25            5.54
$50,000 but less than $100,000              4.50            4.71
$100,000 but less than $250,000             3.50            3.63
$250,000 but less than $500,000             2.50            2.56
$500,000 but less than $1,000,000           1.50            1.52
$1,000,000 or more                          None*           None*

------------------------------------
* No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS -- CLASS A SHARES

General

     We will waive the initial sales charge on Class A shares for the following types of purchasers:

     1. individuals with an investment account or relationship with the Fund's investment advisor;

     2. full-time employees and retired employees of the Fund's investment advisor or its affiliates, employees of the Fund's service providers and immediate family members of such persons;

     3. registered broker-dealers or financial intermediaries that have entered into selling agreements with the Fund's distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives or full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

     4. certain qualified employee benefit plans and employer-sponsored retirement plans;

     5. individuals who reinvest distributions from a qualified retirement plan managed by the Fund's investment advisor;

     6. individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

     7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers); and

     8. fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients.

     For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

     You may qualify for reduced sales charges in the following cases:

Letter of Intent

     If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

     To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds that you have a Letter of Intent each time you make an investment.

     Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in escrow. The Funds will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Right of Accumulation

     For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, you may add to the amount of the purchase the market value of any Class A shares of non-money market Munder Funds already owned by you, your spouse, your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse and your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

     If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

     In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you may need to inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales load reduction. This may include, if applicable, information or records regarding:

     - shares of the Munder Fund(s) held in all accounts you may have at your broker or another financial intermediary; and

     - shares of the Munder Fund(s) held at any financial intermediary by related parties of the shareholder, such as your spouse or minor children.

     For further information on sales charge reductions, call (800) 438-5789.

CDSCs

     You are subject to a CDSC when you redeem:

     - Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;

     - Class B shares within six years of buying them; or

     - Class C shares within one year of buying them.

     These time periods include the time you held Class A, Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of a Fund.

     The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

     The CDSC for Class A shares and Class C shares, if applicable, is 1.00%. The CDSC schedule for Class B shares is set forth below.

        YEAR SINCE
        PURCHASED             CDSC
        ----------            -----
First                         5.00%
Second                        4.00%
Third                         3.00%
Fourth                        3.00%
Fifth                         2.00%
Sixth                         1.00%
Seventh and thereafter        0.00%

     If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

     For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends.

With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

CDSC Waivers

     We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

     - redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;

     - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and

     - (Class B shares only) redemptions through a Systematic Withdrawal Plan
       (SWP) of up to 10% per year of an account's NAV. For example, if your balance at the time a SWP is established is $10,000, you may establish a $100 monthly or $250 quarterly (or $1,000 annual for IRA or 403(b) accounts) SWP without being subject to CDSCs for the year. For more information about enrolling in a SWP, please see "Redemption
       Information -- Methods for Redeeming Shares."

     Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund's Statement of Additional Information, which is available upon request free of charge by calling (800) 438-5789.

DISTRIBUTION AND SERVICE FEES

Distribution and Service Plan Fees

     The Fund has a distribution and service plan with respect to its Class A, Class B, Class C and Class K shares. The plan allows the Fund to pay distribution and other fees for the sale of Class A, Class B and Class C shares and for services provided to shareholders of Class A, Class B, Class C and Class K shares.

     Payments made under the plan by Class A, Class B and Class C shares, but not payments made under the plan by Class K shares, are made pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Fund may pay up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Class B and Class C shares to finance activities relating to the distribution of those shares.

     Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

     In addition to paying fees under the Fund's distribution and service plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of MCM (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

     MCM or the distributor for the Funds, out of their own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or noncash compensation to intermediaries who sell shares of the Funds, including affiliates of MCM. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to shareholders of the Funds. MCM or the distributor for the Funds may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of the shares sold.

     In addition, while the Fund's distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund's distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read "Additional Compensation Paid to Intermediaries" in the Statement of Additional Information, which is available upon request free of charge by calling (800) 438-5789.

     From time to time, MCM or the distributor for the Funds may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

     Each Fund's NAV is calculated each day on which the NYSE is open. The NAV per share is the value of a single Fund share. Each Fund calculates the NAV separately for each class of its shares. Such NAV is calculated by:

     1. taking the current value of the Fund's total assets allocated to a particular class of shares,

     2. subtracting the liabilities and expenses charged to that class, and

     3. dividing that amount by the total number of shares of that class outstanding.

     Each Fund calculates the NAV for each of its classes of shares as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of each class of each Fund's shares is generally based on the current market value of the securities held in the Fund.

     If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Trustees of the Fund. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     The procedures established by the Board of Trustees for each Fund to fair value the Fund's securities contemplate that MCM will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

     Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

     Trading in foreign securities may be completed at times that vary from the closing of the NYSE. Each Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign currency exchange rates are generally determined as of the close of trading on the London Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at those rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of each Fund's shares may change on days when shareholders are not able to buy or sell their shares.

     Occasionally, events that affect the value of each Fund's portfolio securities may occur between the time the principal market for the Fund's foreign securities closes and the closing of the NYSE. If MCM believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Trustees. Each Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure each Fund's NAV appropriately reflects securities' values at the time of pricing.

DISTRIBUTIONS

     As a shareholder of a Fund, you are entitled to your share of that Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

     The Fund declares and pays dividend distributions, if any, at least annually. The Fund distributes its net realized capital gains, if any, at least annually.

     It is possible that a Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares. A Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

     Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information, which is available upon request free of charge by calling (800) 438-5789. You should consult your tax advisor about your own particular tax situation.

Taxes on Distributions

     You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

     Distributions of earnings from nonqualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

     Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes on Sales and Exchanges

     If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

     If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

Other Considerations

     If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution. If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

      FOR ACCOUNT INQUIRIES OR
INFORMATION, LITERATURE, FORMS, ETC.:    FOR OTHER INQUIRIES OR COMPLAINTS:
-------------------------------------    ----------------------------------
By telephone: 1-800-438-5789             By telephone: 1-800-468-6337
By mail:                                 By mail:
  The Munder Funds                         The Munder Funds
  P.O. Box 9701                            Attn: Secretary
  Providence, RI 02940                     480 Pierce St.
                                           Birmingham, MI 48009
By overnight delivery:                   By e-mail:
  The Munder Funds                         fundcontact@munder.com.
  101 Sabin Street
  Pawtucket, RI 02860

                      INFORMATION ABOUT MANAGEMENT OF THE
                   SMALL COMPANY FUND AND THE MICRO-CAP FUND

INVESTMENT ADVISOR

     The current investment advisor of both the Small Company Fund and the Micro-Cap Fund is Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009. As of June 30, 2004, MCM had approximately $33.7 billion in assets under management, of which $17.1 billion were invested in equity securities, $10.3 billion were invested in money market or other short-term instruments, $5.6 billion were invested in other fixed income securities and $0.7 billion were invested in balanced investments.

MANAGEMENT OF THE FUND

     MCM provides overall investment management for the Small Company Fund and the Micro-Cap Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities. During the fiscal year ended June 30, 2004, the Fund paid an advisory fee at an annual rate of 0.75% of the Small Company Fund's average daily net assets and an annual rate of 1.00% of the Micro-Cap Fund's average daily net assets.

PORTFOLIO MANAGERS

     A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

                          ADDITIONAL INFORMATION ABOUT
                           THE SMALL COMPANY FUND AND
                               THE MICRO-CAP FUND

     Information about the Small Company Fund and the Micro-Cap Fund is included in (i) the Prospectus of the Small Company Fund (Class A, Class B, Class C, Class K and Class Y shares) dated October 31, 2004, as supplemented on November 15, 2004; (ii) the Prospectus of the Micro-Cap Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) dated October 31, 2004; (iii) the Statement of Additional Information for the Small Company Fund and the Micro-Cap Fund dated October 31, 2004, as supplemented November 22, 2004; (iv) the Annual Report for the Small Company Fund (Class A, Class B, Class C, Class K and Class Y shares) dated June 30, 2004; and (v) the Annual Report for the Micro-Cap Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) dated June 30, 2004. Copies of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the Small Company Fund or the Micro-Cap Fund at the telephone number or by writing to the Funds at the address listed for the Funds on the cover page of this Proxy Statement/Prospectus.

     Both the Small Company Fund and the Micro-Cap Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549 and at the Midwest Regional Office of the SEC, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549 at prescribed rates.

                                 OTHER BUSINESS

     The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the

Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                               VOTING INFORMATION

     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Small Company Fund on or about January 17, 2005. Only shareholders of record as of the close of business on the Record Date, January 7, 2005, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

     A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Trust at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

PROXY SOLICITATION

     Proxies are solicited by mail. Additional solicitations may be made by telephone, e-mail or other personal contact by officers or employees of MCM and its affiliates or by proxy soliciting firms retained by MCM. In addition, MCM may reimburse persons holding shares in their names or names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners. The cost of the solicitation will be borne by MCM.

     As the meeting date approaches, a shareholder of the Small Company Fund may receive a call from a representative of MCM if the Fund has not yet received its vote. Authorization to permit MCM to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Small Company Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Small Company Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, the MCM representative is required to ask the shareholder for the shareholder's full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

     If the shareholder solicited agrees with the information provided to MCM by the Small Company Fund, the MCM representative has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder's instructions on each proposal. The MCM representative, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/ Prospectus. MCM will record the shareholder's instructions on the card.

     Within 72 hours, MCM will send the shareholder a letter to confirm the shareholder's vote and asking the shareholder to call MCM immediately if the shareholder's instructions are not correctly reflected in the confirmation.

QUORUM

     The holders of thirty-three and one-third percent (33 1/3%) of the shares of the Small Company Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

VOTE REQUIRED

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of the Small Company Fund, with all classes voting together and not by class. Shareholders of the Small Company Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES"

     For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Notwithstanding the foregoing, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting. Accordingly, abstentions and broker non-votes will effectively be a vote against Proposal 1, for which the required vote is a percentage of the shares outstanding and entitled to vote on the matter and will have no effect on a vote for adjournment.

ADJOURNMENTS

     In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders. As stated above, the foregoing, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting.

SHARE INFORMATION

     The chart below lists the number of shares of each class of the Small Company Fund that were outstanding as of the close of business on the Record
Date:

                       SHARES OUTSTANDING ON RECORD DATE

--------------------------------------------------
 CLASS                SMALL COMPANY FUND
--------------------------------------------------
 Class A
--------------------------------------------------
 Class B
--------------------------------------------------
 Class C
--------------------------------------------------
 Class K
--------------------------------------------------
 Class Y
--------------------------------------------------

     On January 7, 2005, to the knowledge of the Trust, the following shareholders owned, either beneficially or of record, 5% or more of the outstanding shares of the Funds:

---------------------------------------------------------------------------
                              NAME AND ADDRESS       TYPE OF    PERCENTAGE
     NAME OF FUND                 OF OWNER          OWNERSHIP     OF FUND
---------------------------------------------------------------------------
---------------------------------------------------------------------------

     [As of the Record Date, each of the Trustees and executive officers owned individually, and owned collectively as a group less than 1% of the outstanding shares of the Small Company Fund.]

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25 percent of the voting securities of a company is presumed to "control" such company. Under this definition, Comerica Bank and its affiliates may be deemed to be controlling persons of the Small Company Fund.

     As of January 7, 2005, Comerica Bank, the parent company of MCM, held of
record approximately   % and   % of the outstanding shares of the Small Company
Fund and the Micro-Cap Fund respectively, as agent or trustee for its customers. [In addition, as of January 7, 2005, Comerica Bank held on behalf of its customers investment and/or voting power with respect to a majority of the outstanding shares of the Small Company Fund.] Comerica Bank's economic interest in such shares, which are primarily held for the benefit of its customers, is less than 1%.

     The Trust has been advised by Comerica Bank that Comerica Bank intends to exercise its discretion to vote all shares over which it has voting power in a manner consistent with its fiduciary responsibilities. Comerica Bank has also advised the Trust that it intends to vote all shares over which it has voting power, including as agent or trustee for its customers, in favor of each proposal. If Comerica Bank casts its votes in favor of each proposal, the proposals will be approved by a majority of the outstanding shares of the Small Company Fund.

     The votes of the shareholders of the Micro-Cap Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

                                 LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of the Micro-Cap Fund will be passed upon by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

     THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT INCLUDING THE SALE OF ALL OF THE ASSETS OF THE SMALL COMPANY FUND TO THE MICRO-CAP FUND, THE TERMINATION OF THE SMALL COMPANY FUND AND THE DISTRIBUTION OF SHARES OF THE MICRO-CAP FUND TO SHAREHOLDERS OF THE SMALL COMPANY FUND, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

                                   EXHIBIT A

                              MUNDER SERIES TRUST

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 9th day of November, 2004, by Munder Series Trust, a Delaware statutory trust ("Trust"), with its principal place of business at 480 Pierce Street, Birmingham, Michigan 48009, on behalf of the Munder Micro-Cap Equity Fund ("Acquiring Fund"), a separate series of the Trust, and the Munder Small Company Growth Fund ("Acquired Fund"), also a separate series of the Trust.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code"). The reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of Class A, Class B, Class C, Class K and Class Y shares of the Acquiring Fund ("Acquiring Fund Shares") corresponding to the classes of outstanding shares of beneficial interest of the Acquired Fund ("Acquired Fund Shares"), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of the Trust, a registered investment company classified as a management company of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Trust have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Trustees of the Trust also have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Fund, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each corresponding class of Acquired Fund Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date").

     1.2. The property and assets of the Trust attributable to the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, "Assets"). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the

Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

     1.3. The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain (after reduction for any available capital loss carryover), if any, for the current taxable year through the Closing Date.

     1.4. Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Trust, on behalf of the Acquired Fund, shall (a) distribute to the Acquired Fund's shareholders of record with respect to each class of its shares as of the Closing as defined in paragraph
3.1 ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be so credited to Class A, Class B, Class C, Class K and Class Y Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certifi cates representing the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares in connection with the Reorganization.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3.

     1.6. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1. The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund and valuation procedures established by the Trust's Board of Trustees.

     2.2. The net asset value of each Class A, Class B, Class C, Class K and Class Y Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Trust's Board of Trustees.

     2.3. The number of the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class K and Class Y Acquired Fund Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a corresponding Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4. All computations of value shall be made by State Street Bank and Trust Company, in its capacity as sub-administrator for the Trust, and shall be subject to confirmation by the Trust's administrator.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be February 25, 2005, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust.

     3.2. The Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund ("Custodian"), to deliver to the Trust at the Closing a certificate of an authorized officer of the Custodian stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and
(ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, as the Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 Act"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

     3.3. The Trust shall direct PFPC, Inc., in its capacity as transfer agent for the Trust ("Transfer Agent"), to deliver to the Trust at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class K and Class Y shares owned by each such shareholder immediately prior to the Closing. The Secretary of the Trust shall confirm that (a) the appropriate number of Acquiring

Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing the Trust shall execute such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as necessary to effect the Reorganization.

     3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. Except as has been fully disclosed to the Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

          (a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust's Declaration of Trust, as amended from time to time ("Declaration"), to own all of its Assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class A, Class B, Class C, Class K and Class Y Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act and state securities laws;

          (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Valuation Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

          (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

          (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

          (h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust's knowledge, threatened against the Trust, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2004 have been audited by Ernst & Young LLP, independent accountants, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j) Since June 30, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness other than in the ordinary course in accordance with the Acquired Fund's investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

          (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of the Trust, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryover) for the period ending on the Closing Date;

          (m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares;

          (n) The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

          (p) The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and
(ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

     4.2. Except as has been fully disclosed to the Acquired Fund prior to the date of this Agreement in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

          (a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under the Trust's Declaration to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares under the 1933 Act, is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

          (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, with respect to the Acquiring Fund or any of the Acquiring Fund's properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

          (g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at June 30, 2004 have been audited by Ernst & Young LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (h) Since June 30, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness other than in the ordinary course in accordance with the Acquiring Fund's investment restrictions. For purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

          (i) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (j) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code;

          (k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (l) The execution, delivery and performance of this Agreement and the transactions contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring

Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

          (n) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

          (o) The Proxy Statement to be included in the Registration Statement referred to in paragraph 5.5 (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2. The Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.5. The Trust, on behalf of the Acquired Fund, will prepare and file a Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 ("Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act. The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement

     5.6. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.7. The Trust, on behalf of the Acquired Fund, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (1) vest in and confirm (a) the title and possession of the Trust, on behalf of the Acquired Fund, of the Acquiring Fund Shares to be delivered hereunder and (b) the title and possession of the Trust, on behalf of the Acquiring Fund, of all the Assets and (2) otherwise to carry out the intent and purpose of this Agreement.

     5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

     6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

     6.4. The number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

     7.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant

Treasurer and dated as of the Closing Date to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

     7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

     7.5. The number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1; and

     7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the Trust may, at its option, refuse to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. The Trust shall have received the opinion of counsel to the Trust addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to the Trust of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not consummate such transactions contemplated by the Agreement if this condition is not satisfied.

9.   INDEMNIFICATION

     9.1. The Trust, out of the Acquiring Fund's assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquiring Fund is not in violation of any applicable law.

     9.2. The Trust, out of the Acquired Fund's assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquired Fund is not in violation of any applicable law.

10. BROKERAGE FEES AND EXPENSES

     10.1. The Trust, on behalf of the Acquiring Fund and on behalf of the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2. The expenses relating to the proposed Reorganization will be borne solely by Munder Capital Management and its affiliates. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. The Trust has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, not set forth herein, and this Agreement constitutes the entire agreement between the Acquiring Fund and Acquired Fund with respect to the Reorganization.

     11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Sections 9.1 and
9.2 shall survive the Closing.

12. TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust's Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable.

13. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued to the Class A, Class B, Class C, Class K and Class Y Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

14. HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

                                       MUNDER SERIES TRUST,
                                       ON BEHALF OF ITS

                                       MUNDER SMALL COMPANY GROWTH FUND

                                       BY: /s/ STEPHEN SHENKENBERG
                                           -------------------------------------

                                       TITLE: VICE PRESIDENT
                                              ----------------------------------

                                       MUNDER SERIES TRUST,
                                       ON BEHALF OF ITS

                                       MUNDER MICRO-CAP EQUITY FUND

                                       BY: /s/ STEPHEN SHENKENBERG
                                           -------------------------------------

                                       TITLE: VICE PRESIDENT
                                              ----------------------------------

                                       WITH RESPECT TO SECTION 10.2 OF
                                       THIS AGREEMENT, ACCEPTED AND
                                       ACKNOWLEDGED BY:

                                       MUNDER CAPITAL
                                       MANAGEMENT

                                       BY: /s/ MARY ANN SHUMAKER
                                           -------------------------------------

                                       TITLE: ASSOCIATE GENERAL COUNSEL
                                              ----------------------------------

                                     PART B

                              MUNDER SERIES TRUST

                          MUNDER MICRO-CAP EQUITY FUND
------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY   , 2005
------------------------------------------------------------------------------

-------------------------------------------------------------------
    Acquisition of the Assets and    By and in Exchange for Shares
    Liabilities of Munder Small      of Munder Micro-Cap Equity
    Company Growth Fund ("Small      Fund ("Micro-Cap Fund") (a
    Company Fund") (a series of      series of Munder Series Trust)
    Munder Series Trust) 480         480 Pierce Street, Birmingham,
    Pierce Street, Birmingham, MI    MI 48009
    48009
-------------------------------------------------------------------

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/
Prospectus dated January   , 2005, relating specifically to the proposed
transfer of all of the assets of the Small Company Fund to the Micro-Cap Fund and the assumption of all the liabilities of the Small Company Fund in exchange for shares of the Micro-Cap Fund having an aggregate value equal to those of the Small Company Fund ("Reorganization"). To obtain a copy of the Proxy Statement/Prospectus, please write to Munder Series Trust, 480 Pierce Street, Birmingham, MI 48009 or call (800) 468-6337. The Reorganization will be pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information incorporates by reference the following described documents, each of which accompanies this Statement of Additional Information:

          (1) The Statement of Additional Information of Munder Series Trust dated October 31, 2004, as supplemented November 22, 2004 (previously filed on EDGAR, Accession No: 0001193125-04-180747);

          (2) Annual Report to Shareholders of Small Company Fund (Class A, Class B, Class C, Class K and Class Y shares) for the fiscal year ended June 30, 2004 (previously filed on EDGAR, Accession No:
          0000950124-04-004180); and

          (3) Annual Report to Shareholders of Micro-Cap Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) for the year ended June 30, 2004 (previously filed on EDGAR, Accession No:
          0000950124-04-004180).

                                     FORM OF
                                   PROXY CARD

                               MUNDER SERIES TRUST
                SPECIAL MEETING OF SHAREHOLDERS FEBRUARY 24, 2005
                        MUNDER SMALL COMPANY GROWTH FUND

This Proxy is Solicited on Behalf of the Board of Trustees.

The undersigned revoke(s) all previous proxies and appoint(s) Stephen J. Shenkenberg, Melanie Mayo West or Amy Eisenbeis or any one of them, attorneys, with full power of substitution to vote all shares of the Munder Small Company Growth Fund ("Fund") of Munder Series Trust that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, on Thursday, February 24, 2005 at 10:00 a.m. Eastern time, and at any adjournments or postponements thereof.

Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

Dated
     -----------------------------------------

------------------------------------------------------------

------------------------------------------------------------

Signature

Note: Please sign your name exactly as it appears in the registration. If shares are held in the name of two or more persons, in whatever capacity, only ONE need sign. When signing in a fiduciary capacity, such as executor or attorney, please so indicate. When signing on behalf of a partnership or corporation, please indicate title.

Munder SMALL COMPANY GROWTH FUND

Please fill in the box(es) as shown using black or blue ink or number 2 pencil.
[X] PLEASE DO NOT USE FINE POINT PENS.

IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. As to any other matter, said attorneys will vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.





                                                                          FOR          AGAINST           ABSTAIN
1.   To approve an Agreement and Plan of Reorganization providing         [ ]            [ ]               [ ]
     for the acquisition of all of the assets of the Munder Small
     Company Growth Fund by the Munder Micro-Cap Equity Fund and
     the assumption of all liabilities of the Munder Small Company
     Growth Fund by the Munder Micro-Cap Equity Fund in exchange for shares of the Munder Micro-Cap Equity Fund and the
     subsequent liquidation of the Munder Small Company Growth
     Fund.
2.   To transact such other business as may properly come before the Meeting or any adjournment or postponements thereof.



Please refer to the Proxy Statement for a discussion of this matter.


PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

                              MUNDER SERIES TRUST

                                     PART C

                               OTHER INFORMATION

Item 15.     Indemnification

     The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2004.

Item 16.      Exhibits
  ----        ------------------------------------------------------------------
   (1)        (a) Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 2 to the
                  Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 2003.
              (b) Amended Schedule A dated May 18, 2004 to the Declaration of
                  Trust of the Registrant is incorporated herein by reference to
                  Post-Effective Amendment No. 8 to the Registrant's
                  Registration Statement on Form N-1A filed with the Commission on October 29, 2004.
   (2)        By-Laws of the Registrant dated May 20, 2003, are incorporated herein by reference to Post-Effective Amendment No. 1 to the
              Registrant's Registration Statement on Form N-1A filed with the
              Commission on June 26, 2003.
   (3)        Not Applicable.
   (4)**      Form of Agreement and Plan of Reorganization.
   (5)        Not Applicable.

------------------------------------

** Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

   (6)        Combined Investment Advisory Agreement dated June 13, 2003, among
              Registrant, The Munder Framlington Funds Trust, The Munder Funds,
              Inc. and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's
              Registration Statement on Form N-1A filed with the Commission on June 26, 2003.
              (a) Amendment No. 1 to the Combined Investment Advisory Agreement
                  dated October 30, 2003, among Registrant, The Munder Funds,
                  Inc., The Munder Framlington Funds Trust and Munder Capital
                  Management is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 8 to the Registrant's
                  Registration Statement on Form N-1A filed with the Commission on October 29, 2004.
              (b) Amendment No. 2 to the Combined Investment Advisory Agreement
                  dated May 18, 2004, among Registrant, The Munder Framlington
                  Funds Trust and Munder Capital Management is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No.
                  8 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2004.
              (c) Amendment No. 3 to the Combined Investment Advisory Agreement
                  dated August 10, 2004, among Registrant, The Munder
                  Framlington Funds Trust and Munder Capital Management is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 8 to the Registrant's
                  Registration Statement on Form N-1A filed with the Commission on October 29, 2004.

   (7)        Combined Distribution Agreement dated June 13, 2003, by and among
              Registrant, The Munder Funds, Inc., The Munder Framlington Funds
              Trust and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's
              Registration Statement on Form N-1A filed with the Commission on October 28, 2003.
              (a) Amendment #1 to Combined Distribution Agreement dated August
                  12, 2003, by and among Registrant, The Munder Funds, Inc., The
                  Munder Framlington Funds Trust and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment
                  No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 2003.
              (b) Amendment #2 to Combined Distribution Agreement dated March 1,
                  2004, by and among Registrant, The Munder Framlington Funds
                  Trust and Funds Distributor, Inc. is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 8 to the
                  Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2004.
   (8)        Not Applicable.
   (9)        Master Custodian Agreement dated September 26, 2001, by and among
              The Munder Funds, Inc., The Munder Framlington Funds Trust and
              State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's
              Registration Statement on Form N-1A filed with the Commission on April 10, 2003.
              (a) Amendment No. 1 to Master Custodian Agreement dated June 1,
                  2002, by and among The Munder Funds, Inc., The Munder
                  Framlington Funds Trust and State Street Bank and Trust
                  Company is incorporated herein by reference to Pre-Effective
                  Amendment No. 1 to the Registrant's Registration Statement on
                  Form N-1A filed with the Commission on April 10, 2003.

              (b) Amendment No. 2 to Master Custodian Agreement dated April 30,
                  2003, by and among the Registrant, The Munder Funds, Inc., The
                  Munder Framlington Funds Trust and State Street Bank and Trust
                  Company is incorporated herein by reference to Post-Effective
                  Amendment No. 1 to the Registrant's Registration Statement on
                  Form N-1A filed with the Commission on June 26, 2003.
              (c) Amendment No. 3 to Master Custodian Agreement dated June 13,
                  2003, by and among the Registrant, The Munder Funds, Inc., The
                  Munder Framlington Funds Trust and State Street Bank and Trust
                  Company is incorporated herein by reference to Post-Effective
                  Amendment No. 2 to the Registrant's Registration Statement on
                  Form N-1A filed with the Commission on August 25, 2003.
              (d) Amendment No. 4 to Master Custodian Agreement dated June 13,
                  2003, by and among the Registrant, The Munder Funds, Inc., The
                  Munder Framlington Funds Trust and State Street Bank and Trust
                  Company is incorporated herein by reference to Post-Effective
                  Amendment No. 6 to the Registrant's Registration Statement on
                  Form N-1A filed with the Commission on April 28, 2004.
  (10)        (a) Combined Distribution and Service Plan dated May 18, 2004, is incorporated herein by reference to Post-Effective Amendment
                  No. 8 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2004.
              (b) Amended and Restated Multi -- Class Plan dated May 18, 2004, is incorporated herein by reference to Post-Effective
                  Amendment No. 8 to the Registrant's Registration Statement on
                  Form N-1A filed with the Commission on October 29, 2004.
  (11) Form of opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters.
  (12)        Form of opinion of Dechert LLP regarding tax matters.
  (13)        Not Applicable.
  (14)        Consent of Independent Registered Public Accounting Firm.

  (15)        Not Applicable.
  (16)        Powers of Attorney are incorporated by reference to Pre-Effective
              Amendment No. 1 to the Registrant's Registration Statement on Form
              N-1A filed with the Commission on April 10, 2003 and to
              Post-Effective Amendment No. 8 to the Registrant's Registration
              Statement on Form N-1A filed with the Commission on October 29,
              2004.
Item 17.      Undertakings
  ----        ------------------------------------------------------------------
   (1)        The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
   (2)        The undersigned Registrant agrees that every prospectus that is filed under paragraph(1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
   (3)        The undersigned Registrant agrees to file in a Post-Effective
              Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Birmingham, in the State of Michigan, on the 13th day of December, 2004.

                                       MUNDER SERIES TRUST

                                       By:         /s/ ENRIQUE CHANG
                                           ------------------------------------
                                           Enrique Chang, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

             SIGNATURES                       TITLE               DATE
             ----------                       -----               ----

*                                            Trustee        December 13, 2004
------------------------------------
John Engler


*                                            Trustee        December 13, 2004
------------------------------------
Joseph E. Champagne


*                                            Trustee        December 13, 2004
------------------------------------
Thomas D. Eckert


*                                            Trustee        December 13, 2004
------------------------------------
John Rakolta, Jr.


*                                            Trustee        December 13, 2004
------------------------------------
David J. Brophy


*                                            Trustee        December 13, 2004
------------------------------------
Michael T. Monahan


*                                            Trustee        December 13, 2004
------------------------------------
Arthur T. Porter

             SIGNATURES                       TITLE               DATE
             ----------                       -----               ----


/s/ ENRIQUE CHANG                           President       December 13, 2004
------------------------------------       (Principal
Enrique Chang                          Executive Officer)


/s/ PETER K. HOGLUND                     Vice President     December 13, 2004
------------------------------------       (Principal
Peter K. Hoglund                       Financial Officer)


/s/ CHERIE UGOROWSKI                        Treasurer       December 13, 2004
------------------------------------       (Principal
Cherie Ugorowski                       Accounting Officer)



*By:     /s/ STEPHEN J. SHENKENBERG
     ----------------------------------------
    Stephen J. Shenkenberg
    as Attorney-in-Fact

                               INDEX OF EXHIBITS

     (11) Form of opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters

     (12) Form of opinion of Dechert LLP regarding tax matters

     (14) Consent of Independent Registered Public Accounting Firm